UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.7%
Diversified Financial Services - 4.7%

Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/17	$3,000,000	$3,008,861
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/16	2,500,000	2,553,175
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/16	755,000	756,493
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	4,869,989	4,974,738
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,397,670
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.62% due 03/11/39(1)	3,870,000	4,335,247
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.40% due 07/15/44(1)	4,700,000	5,231,457
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/46(1)	4,500,000	5,076,621
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/46*(1)	3,127,378	3,324,760
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1 1.32% due 09/15/15	1,440,000	1,449,213
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/19	2,470,000	2,476,525
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	145,911	147,375
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	4,700,000	5,190,595
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/15	2,505,000	2,515,477
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(1)	4,650,000	5,145,983

Total Asset Backed Securities
(cost $48,263,774)		51,584,190

U.S. CORPORATE BONDS & NOTES - 16.5%

Airlines - 0.2%

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,318,529	2,631,530

Banks-Money Center - 0.2%

Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,172,349

Banks-Super Regional - 0.9%

US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	483,780
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,229,002
Wachovia Corp. Senior Notes 5.75% due 06/15/17	5,000,000	5,760,310

		9,473,092

Computers - 0.4%

Hewlett-Packard Co. Senior Notes 4.30% due 06/01/21	4,000,000	4,079,384

Diversified Banking Institutions - 4.5%

Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	6,000,000	6,035,940
Bank of America Corp. Senior Notes 5.88% due 01/05/21	1,400,000	1,480,976
Bank of America Corp. Senior Notes 7.63% due 06/01/19	4,000,000	4,612,464
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,954,719
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	3,000,000	3,362,958
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	336,957
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,625,940
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,000,000	4,314,520
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,657,638
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	2,400,000	2,530,680

JPMorgan Chase & Co. Notes 4.95% due 03/25/20	2,000,000	2,157,230
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,816,757
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	1,080,000	1,146,757
Morgan Stanley Senior Notes 5.45% due 01/09/17	7,000,000	7,148,729

		49,182,265

Diversified Financial Services - 2.0%

General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,882,107
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	6,000,000	6,319,104
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,973,730

		22,174,941

Finance-Commercial - 0.2%

Caterpillar Financial Services Corp. Notes 2.75% due 06/24/15	2,250,000	2,371,885

Finance-Consumer Loans - 0.1%

John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	800,656

Finance-Investment Banker/Broker - 0.4%

Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	4,900,000	5,038,503

Finance-Other Services - 0.6%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/17	5,960,000	6,197,554

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,823,815

Insurance-Multi-line - 0.5%

MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,351,177
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	2,100,000	2,122,260

		5,473,437

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	3,048,745

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,882,338

Medical-Drugs - 0.3%

Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	3,128,503

Retail-Discount - 0.8%

Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,539,931
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	5,371,720

		8,911,651

Schools - 1.1%

President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,707,300
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,809,700

		12,517,000

Sovereign Agency - 0.7%

Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	7,400,000	8,076,530

Special Purpose Entity - 0.4%

Postal Square LP Government Guar. Notes 8.95% due 06/15/22	3,240,450	4,359,112

Telecom Services - 0.0%

Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	500,037

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,584,446
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,173,648
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,553,539

Verizon Communications, Inc. Senior Notes 3.50% due 11/01/21	1,830,000	1,872,203
Verizon Communications, Inc. Senior Notes 4.75% due 11/01/41	660,000	668,078

		12,851,914

Transport-Services - 0.9%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	2,952,441	3,366,039
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/20	5,000,000	6,954,075

		10,320,114

Total U.S. Corporate Bonds & Notes
(cost $168,160,915)		182,015,355

FOREIGN CORPORATE BONDS & NOTES - 4.5%
Banks-Commercial - 1.6%

Barclays Bank PLC Senior Notes 2.38% due 01/13/14	1,400,000	1,410,116
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,537,920
ING Bank NV Notes 3.75% due 03/07/17*	5,300,000	5,249,502
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,714,508
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,596,337
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,257,031

		17,765,414

Diversified Banking Institutions - 0.9%

HSBC Holdings PLC Senior Notes 4.00% due 03/30/22	1,160,000	1,149,815
HSBC Holdings PLC Senior Notes 6.10% due 01/14/42	3,200,000	3,723,277
UBS AG Senior Notes 2.25% due 01/28/14	5,000,000	5,020,525

		9,893,617

Diversified Manufacturing Operations - 0.5%

Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,504,455

Electric-Distribution - 0.4%

Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,233,411

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,527,655

Finance-Investment Banker/Broker - 0.3%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	3,130,483

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	1,100,000	1,231,992
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,211,224
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	3,003,754

		7,446,970

Total Foreign Corporate Bonds & Notes
(cost $45,162,187)		49,502,005

FOREIGN GOVERNMENT AGENCIES - 0.2%
Sovereign - 0.2%

AID-Egypt Government Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,808,725

MUNICIPAL BONDS & NOTES - 3.1%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	4,950,000	6,116,913
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/49	2,400,000	3,139,416
California State General Obligation Bonds 7.55% due 04/01/39	915,000	1,187,194
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/39	2,170,000	2,727,082
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/14	2,500,000	2,595,400
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,553,885
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	3,450,000	4,434,940
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	2,800,000	3,208,408
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/39	885,000	1,132,712
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/26	2,500,000	2,895,975
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	3,463,851
University of California Regents Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	2,113,834

Total Municipal Bonds & Notes
(cost $29,479,560)		34,569,610

U.S. GOVERNMENT AGENCIES - 57.4%
Federal Home Loan Bank - 1.3%

5.13% due 08/14/13	13,000,000	13,859,456

Federal Home Loan Mtg. Corp. - 24.9%

4.00% due 09/01/26	3,886,602	4,111,223
4.00% due 12/01/40	23,648,169	24,761,327
4.50% due 02/01/39	19,108,817	20,329,560
4.50% due 03/01/39	4,268,673	4,528,881
4.50% due April TBA	34,000,000	36,050,625
5.00% due 12/01/26	717,639	779,681

5.00% due 02/01/28	443,352	477,801
5.00% due 01/01/30	59,944	64,921
5.00% due 02/01/30	15,605,296	16,817,872
5.00% due 06/01/33	68,302	73,959
5.00% due 11/01/33	1,706,714	1,842,531
5.00% due 06/01/34	97,237	104,975
5.00% due 11/01/34	103,941	112,261
5.00% due 07/01/35	950,996	1,035,203
5.00% due 11/01/35	44,355	48,911
5.00% due 12/01/35	206,406	222,638
5.00% due 03/01/36	762,580	822,549
5.00% due 06/01/36	962,976	1,038,705
5.00% due 07/01/36	104,620	112,848
5.00% due 08/01/36	65,905	71,088
5.00% due 01/01/37	935,531	1,009,102
5.00% due 03/01/37	922,920	994,922
5.00% due 04/01/37	1,251,479	1,349,113
5.00% due 06/01/37	732,317	789,450
5.00% due 07/01/37	131,000	141,221
5.00% due 01/01/38	1,668,611	1,798,788
5.00% due 02/01/38	3,772,924	4,069,627
5.00% due 03/01/38	46,084,618	49,708,269
5.00% due 04/01/38	180,411	194,457
5.00% due 05/01/38	365,097	393,522
5.00% due 06/01/38	849,620	915,770
5.00% due 07/01/38	29,646,404	31,954,646
5.00% due 08/01/38	134,331	144,790
5.00% due 09/01/38	4,764,322	5,135,269
5.00% due 11/01/38	20,473,421	22,070,422
5.00% due 12/01/38	143,089	154,229
5.00% due 01/01/39	91,363	98,477
5.00% due 02/01/39	36,589	39,439
5.00% due 04/01/39	737,736	794,598
5.00% due 05/01/39	36,444	39,253
5.00% due 08/01/39	50,860	54,780
5.00% due 09/01/39	267,839	288,483
5.00% due 10/01/39	50,462	54,351
5.00% due 02/01/40	156,775	168,859
5.00% due 04/01/40	823,727	887,347
5.00% due 06/01/40	4,746,202	5,112,772
5.00% due 07/01/40	36,939	39,792
5.00% due 08/01/40	6,189,119	6,667,131
5.00% due 04/01/41	43,525	46,975
5.00% due 05/01/41	4,539,918	4,899,777
5.00% due 06/01/41	842,215	917,133
5.00% due 07/01/41	17,699,995	19,162,203
6.00% due 12/01/39	517,198	570,653
7.50% due 05/01/27	3,574	4,231

		274,077,410

Federal National Mtg. Assoc. - 12.1%

3.50% due 02/01/26	5,375,947	5,643,777
3.50% due April TBA	9,300,000	9,753,375
3.88% due 07/12/13	6,800,000	7,114,541
4.00% due 09/01/26	19,502,164	20,717,630
4.50% due 11/01/26	2,977,810	3,200,158
4.50% due 10/01/31	15,179,297	16,161,515
4.50% due April TBA	4,400,000	4,709,375
5.50% due 03/01/38	7,760,917	8,463,350
5.50% due 04/01/38	38,176	41,632
5.50% due 06/01/38	507,284	553,197
5.50% due 07/01/38	193,504	211,018
5.50% due 08/01/38	324,821	354,221
5.50% due 09/01/38	8,369	9,127
5.50% due 09/01/39	135,207	148,320
5.50% due 05/01/40	39,891	43,688
5.50% due 06/01/40	46,944	51,413
5.50% due April TBA	23,000,000	25,059,218
6.00% due April TBA	28,000,000	30,848,126

		133,083,681

Government National Mtg. Assoc. - 17.6%

4.00% due April TBA	8,500,000	9,121,562
4.50% due April TBA	27,400,000	29,810,345
5.00% due 07/15/33	4,685,330	5,189,097
5.00% due 10/15/33	335,752	372,199
5.00% due 11/15/33	262,557	290,810
5.00% due 12/15/33	77,272	85,769
5.00% due 01/15/34	575,266	639,679
5.00% due 02/15/34	307,915	342,205
5.00% due 03/15/34	12,141	13,499
5.00% due 05/15/34	20,511	22,876
5.00% due 09/15/35	335,550	373,803
5.00% due 11/15/35	35,414	39,301
5.00% due 12/15/35	90,220	99,864
5.00% due 02/15/36	68,914	76,195
5.00% due 03/15/36	63,299	70,383
5.00% due 05/15/36	31,187	34,482
5.00% due 09/15/36	20,640	22,821
5.00% due 10/15/37	27,646	30,567
5.00% due 04/15/38	10,547	11,661
5.00% due 05/15/38	47,037	52,594
5.00% due 06/15/38	29,064	32,135
5.00% due 07/15/38	1,161,883	1,284,631
5.00% due 08/15/38	2,117,970	2,362,112
5.00% due 09/15/38	2,019,221	2,234,082
5.00% due April TBA	108,500,000	119,824,687
5.50% due 10/15/32	16,090	18,097
5.50% due 11/15/32	8,759	9,807
5.50% due 02/15/33	305,564	343,389
5.50% due 03/15/33	219,908	247,126
5.50% due 05/15/33	208,075	233,894
5.50% due 06/15/33	223,553	251,314
5.50% due 07/15/33	40,387	45,398
5.50% due 08/15/33	39,762	44,696
5.50% due 09/15/33	23,130	25,999
5.50% due 11/15/33	515,443	579,417
5.50% due 01/15/34	470,231	527,697
5.50% due 02/15/34	258,465	290,083
5.50% due 03/15/34	2,720,194	3,052,623
5.50% due 04/15/34	85,492	96,065
5.50% due 05/15/34	140,907	158,699
5.50% due 06/15/34	73,801	82,819
5.50% due 07/15/34	87,142	97,791
5.50% due 08/15/34	62,690	70,374
5.50% due 09/15/34	1,034,401	1,161,593
5.50% due 10/15/34	877,553	986,442
5.50% due 04/15/36	96,353	108,430
5.50% due April TBA	3,000,000	3,352,500

6.00% due 03/15/28	20,052	22,789
6.00% due 06/15/28	18,399	20,904
6.00% due 08/15/28	68,663	78,012
6.00% due 09/15/28	78,742	89,489
6.00% due 10/15/28	15,208	17,283
6.00% due 11/15/28	14,797	16,788
6.00% due 12/15/28	143,496	162,789
6.00% due 03/15/29	2,281	2,592
6.00% due 04/15/29	6,799	7,759
6.00% due 07/15/31	1,719	1,957
6.00% due 01/15/32	31,809	36,140
6.00% due 02/15/32	1,377	1,567
6.00% due 07/15/32	15,142	17,353
6.00% due 09/15/32	23,032	26,236
6.00% due 10/15/32	582,049	662,106
6.00% due 11/15/32	30,079	34,231
6.00% due 01/15/33	5,226	5,947
6.00% due 02/15/33	70,144	80,020
6.00% due 03/15/33	79,065	89,979
6.00% due 04/15/33	126,147	143,324
6.00% due 05/15/33	142,193	161,822
6.00% due 12/15/33	70,895	80,549
6.00% due 08/15/34	13,410	15,161
6.00% due 09/15/34	254,823	289,204
6.00% due 10/15/34	157,417	177,967
6.50% due 10/15/12	606	623
6.50% due 11/15/12	2,797	2,799
6.50% due 01/15/13	1,311	1,341
6.50% due 05/15/13	3,419	3,774
6.50% due 01/15/14	15,792	17,433
6.50% due 02/15/14	739	816
6.50% due 03/15/14	42,005	46,372
6.50% due 04/15/14	9,832	10,855
6.50% due 05/15/14	28,909	31,914
6.50% due 06/15/14	1,613	1,760
6.50% due 07/15/14	900	993
6.50% due 08/15/14	12,891	14,231
6.50% due 10/15/14	31	31
6.50% due 05/15/23	8,347	9,565
6.50% due 06/15/23	9,889	11,332
6.50% due 07/15/23	53,512	61,319
6.50% due 08/15/23	9,526	10,916
6.50% due 10/15/23	36,502	41,826
6.50% due 11/15/23	51,629	59,205
6.50% due 12/15/23	146,310	168,463
6.50% due 03/15/26	10,658	12,436
6.50% due 02/15/27	4,461	5,121
6.50% due 12/15/27	3,564	4,166
6.50% due 01/15/28	42,524	49,548
6.50% due 02/15/28	16,209	18,809
6.50% due 03/15/28	88,952	103,647
6.50% due 04/15/28	46,184	53,848
6.50% due 05/15/28	136,294	159,031
6.50% due 06/15/28	176,358	205,502
6.50% due 07/15/28	179,150	207,969
6.50% due 08/15/28	131,712	153,697
6.50% due 09/15/28	143,594	167,626
6.50% due 10/15/28	349,261	406,718
6.50% due 11/15/28	123,563	143,977
6.50% due 12/15/28	133,855	156,196
6.50% due 01/15/29	3,979	4,652
6.50% due 02/15/29	31,263	36,411
6.50% due 03/15/29	36,531	42,644
6.50% due 04/15/29	28,828	33,645
6.50% due 05/15/29	122,769	143,329
6.50% due 06/15/29	34,913	40,759
6.50% due 03/15/31	9,535	11,108
6.50% due 04/15/31	2,557	2,985
6.50% due 05/15/31	161,374	187,952
6.50% due 06/15/31	86,636	100,929
6.50% due 07/15/31	291,994	339,434
6.50% due 08/15/31	69,470	81,066
6.50% due 09/15/31	183,416	213,313
6.50% due 10/15/31	151,762	176,799
6.50% due 11/15/31	65,711	76,547
6.50% due 01/15/32	301,035	350,664
6.50% due 02/15/32	82,809	96,204
6.50% due 03/15/32	1,988	2,304
6.50% due 04/15/32	50,251	58,227
6.50% due 05/15/32	242,486	281,165
7.00% due 11/15/31	260,134	303,410
7.00% due 03/15/32	24,412	29,125
7.00% due 01/15/33	65,552	78,214
7.00% due 05/15/33	178,504	209,601
7.00% due 07/15/33	134,827	160,871
7.00% due 10/15/34	26,825	31,618
8.00% due 10/15/29	473	481
8.00% due 11/15/29	9,448	9,859
8.00% due 12/15/29	12,194	13,269
8.00% due 01/15/30	24,641	27,773
8.00% due 03/15/30	279	295
8.00% due 04/15/30	44,654	46,656
8.00% due 06/15/30	1,835	1,922
8.00% due 08/15/30	13,869	16,801
8.00% due 09/15/30	26,352	27,587
8.00% due 11/15/30	8,003	9,546
8.00% due 12/15/30	5,534	6,159
8.00% due 02/15/31	60,944	73,943
8.00% due 03/15/31	13,562	13,916
10.00% due 03/20/14	830	833
10.00% due 06/20/14	693	696
10.00% due 07/20/14	1,815	1,822
10.00% due 04/20/16	5,556	6,241
10.00% due 05/20/16	3,298	3,719
10.00% due 08/20/16	1,442	1,639
10.00% due 01/20/17	3,680	4,135
10.00% due 02/20/17	3,332	3,347
10.00% due 03/20/17	4,207	4,799
12.75% due 07/15/14	13,322	13,408
13.50% due 09/20/14	495	554
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB 7.50% due 09/15/35(2)	806,836	929,835
Series 2005-74, Class HA 7.50% due 09/16/35(2)	192,869	221,276
Series 2005-74, Class HC
7.50% due 09/16/35(2)	293,338	338,702

		193,679,628

Regional Authority - 1.0%

U.S. Department of Housing and Urban Development U.S. Government Guar. Notes 5.05% due 08/01/13	10,000,000	10,629,160

Sovereign Agency - 0.5%

Financing Corp. STRIPS Series12 zero coupon due 12/06/13	2,050,000	2,023,930
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,608,269
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	2,051,365

		5,683,564

Total U.S. Government Agencies
(cost $621,139,317)		631,012,899

U.S. GOVERNMENT TREASURIES - 25.1%
United States Treasury Bonds - 3.6%

3.75% due 08/15/41	2,700,000	2,918,954
4.25% due 05/15/39	20,200,000	23,798,125
4.38% due 05/15/41	4,950,000	5,950,830
4.75% due 02/15/41	5,555,000	7,080,020

		39,747,929

United States Treasury Notes - 21.5%

1.00% due 09/30/16	6,500,000	6,521,834
1.25% due 10/31/15	21,000,000	21,418,362
1.75% due 05/31/16	20,000,000	20,750,000
1.88% due 02/28/14	22,000,000	22,639,364
2.00% due 11/15/21	28,000,000	27,564,684
2.13% due 12/31/15	42,000,000	44,188,578
2.13% due 08/15/21	32,700,000	32,677,012
2.38% due 02/28/15	25,000,000	26,328,125
3.13% due 09/30/13	24,500,000	25,532,626
3.13% due 04/30/17	4,500,000	4,955,625
3.13% due 05/15/21	3,000,000	3,265,314

		235,841,524

Total U.S. Government Treasuries
(cost $264,324,042)		275,589,453

Total Long-Term Investment Securities
(cost $1,179,248,170)		1,227,082,237

REPURCHASE AGREEMENTS - 9.2%

Bank of America Securities LLC Joint Repurchase Agreement(3)	20,575,000	20,575,000
BNP Paribas SA Joint Repurchase Agreement(3)	26,325,000	26,325,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,740,000	4,740,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	26,325,000	26,325,000
UBS Securities LLC Joint Repurchase Agreement(3)	22,900,000	22,900,000

Total Repurchase Agreements
(cost $100,865,000)		100,865,000

TOTAL INVESTMENTS
(cost $1,280,113,170) (4)	120.7%	1,327,947,237
Liabilities in excess of other assets	(20.7)	(228,178,626)

NET ASSETS	100.0%	$1,099,768,611

BONDS & NOTES SOLD SHORT - 15.9%
U.S. Government Agencies - 15.9%

Federal Home Loan Mtg. Assoc.
5.00% due April TBA	$(153,000,000)	$(164,708,080)
Federal National Mtg. Assoc.
4.00% due April TBA	(9,500,000)	(10,065,546)

Total Bond & Notes Sold Short
(cost $174,481,664)		$(174,773,626)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $38,446,926 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
FDIC -	Federal Deposit Insurance Corporation
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate trading of registered interest and principal of securities.
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS -	Variable Rate Securities

The rates shown on VRS are the current interest rates at March 31, 2012 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$51,584,190	$—	$51,584,190
U.S. Corporate Bonds & Notes	—	179,383,825	2,631,530	182,015,355
Foreign Corporate Bonds & Notes	—	49,502,005	—	49,502,005
Foreign Government Agencies	—	2,808,725	—	2,808,725
Municipal Bonds & Notes	—	34,569,610	—	34,569,610
U.S. Government Agencies	—	631,012,899	—	631,012,899
U.S. Government Treasuries	—	275,589,453	—	275,589,453
Repurchase Agreements	—	100,865,000	—	100,865,000

Total	$—	$1,325,315,707	$2,631,530	$1,327,947,237

Liabilities
Bonds & Notes Sold Short	$—	$174,773,626	$—	$174,773,626

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 63.6%
Advanced Materials - 0.0%

Hexcel Corp.†	680	$16,327

Advertising Agencies - 0.0%

Omnicom Group, Inc.	981	49,688

Aerospace/Defense - 1.1%

Aerovironment, Inc.†	196	5,255
Boeing Co.	9,684	720,199
Lockheed Martin Corp.	5,878	528,197
Northrop Grumman Corp.	2,814	171,879
Raytheon Co.	12,076	637,371
Rockwell Collins, Inc.	679	39,083
Spirit Aerosystems Holdings, Inc., Class A†	10,100	247,046
Teledyne Technologies, Inc.†	2,850	179,693

		2,528,723

Aerospace/Defense-Equipment - 0.1%

Astronics Corp.†	166	5,803
HEICO Corp.	359	18,521
United Technologies Corp.	1,960	162,563

		186,887

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	1,124	205,298
Monsanto Co.	1,332	106,240
Mosaic Co.	778	43,016

		354,554

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	6,312	199,838

Airlines - 0.2%

Alaska Air Group, Inc.†	4,898	175,447
Allegiant Travel Co.†	112	6,104
Cathay Pacific Airways, Ltd. ADR	8,868	79,989
United Continental Holdings, Inc.†	7,180	154,370

		415,910

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	426	6,650
Darling International, Inc.†	2,071	36,077
Rentech, Inc.†	2,386	4,963

		47,690

Apparel Manufacturers - 0.3%

Carter’s, Inc.†	322	16,026
Coach, Inc.	808	62,442
G-III Apparel Group, Ltd.†	189	5,371
Maidenform Brands, Inc.†	264	5,943
Oxford Industries, Inc.	137	6,962
Ralph Lauren Corp.	183	31,903
True Religion Apparel, Inc.†	225	6,165
VF Corp.	4,441	648,297

		783,109

Applications Software - 1.3%

Actuate Corp.†	9,540	59,911
Callidus Software, Inc.†	931	7,271
Citrix Systems, Inc.†	620	48,924
Intuit, Inc.	1,011	60,792
Microsoft Corp.	76,953	2,481,734
NetSuite, Inc.†	209	10,511
Nuance Communications, Inc.†	1,152	29,468
Parametric Technology Corp.†	941	26,292
Progress Software Corp.†	361	8,527
Quest Software, Inc.†	4,000	93,080
RealPage, Inc.†	260	4,984
Red Hat, Inc.†	709	42,462
Salesforce.com, Inc.†	349	53,924
Verint Systems, Inc.†	208	6,737

		2,934,617

Athletic Footwear - 0.3%

NIKE, Inc., Class B	6,609	716,680

Auction House/Art Dealers - 0.0%

Sotheby’s	537	21,126

Audio/Video Products - 0.0%

DTS, Inc.†	225	6,799
TiVo, Inc.†	1,002	12,014

		18,813

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	257	10,663

Auto-Cars/Light Trucks - 0.4%

Daimler AG ADR	5,900	355,416
Ford Motor Co.	5,600	69,944
Nissan Motor Co., Ltd. ADR	25,031	537,416

		962,776

Auto-Heavy Duty Trucks - 0.3%

New Flyer Industries, Inc.	11,990	83,543
PACCAR, Inc.	12,925	605,278

		688,821

Auto-Truck Trailers - 0.0%

Wabash National Corp.†	737	7,628

Auto/Truck Parts & Equipment-Original - 0.8%

Autoliv, Inc.	12,146	814,389
BorgWarner, Inc.†	472	39,809
China Yuchai International, Ltd.	11,800	187,266
Dana Holding Corp.	1,134	17,577
Johnson Controls, Inc.	14,065	456,831
Magna International, Inc., Class A	4,700	224,378
Meritor, Inc.†	664	5,358
Tenneco, Inc.†	497	18,464
Titan International, Inc.	387	9,153

		1,773,225

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	391	4,774

Banks-Commercial - 1.2%

Australia & New Zealand Banking Group, Ltd. ADR	5,642	137,439
Banco Santander SA ADR	46,243	354,684
Bank of Nova Scotia	10,699	599,572
Cass Information Systems, Inc.	170	6,791
City Holding Co.	1,741	60,448
City National Corp.	2,685	140,882
Community Trust Bancorp, Inc.	3,047	97,717
Cullen/Frost Bankers, Inc.	3,585	208,611
East West Bancorp, Inc.	5,890	136,000
First Financial Bancorp	1,954	33,804
FirstMerit Corp.	4,670	78,736
FNB Corp.	7,758	93,717
M&T Bank Corp.	6,200	538,656
Signature Bank†	420	26,477
Sterling Bancorp	6,763	64,857
TrustCo Bank Corp.	12,062	68,874
Washington Trust Bancorp, Inc.	3,892	93,953
Westamerica Bancorporation	1,323	63,504

		2,804,722

Banks-Fiduciary - 0.1%

State Street Corp.	5,025	228,637

Banks-Super Regional - 1.2%

PNC Financial Services Group, Inc.	14,800	954,452
US Bancorp	34,402	1,089,855
Wells Fargo & Co.	23,003	785,323

		2,829,630

Beverages-Non-alcoholic - 0.9%

Coca Cola Hellenic Bottling Co. SA ADR†	1,097	21,359
Coca-Cola Co.	9,980	738,620
Dr. Pepper Snapple Group, Inc.	17,630	708,902
PepsiCo, Inc.	9,946	659,917

		2,128,798

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	2,075	173,034

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	70	7,475

Broadcast Services/Program - 0.0%

Digital Generation, Inc.†	304	3,104
Discovery Communications, Inc., Class A†	810	40,986

		44,090

Building & Construction Products-Misc. - 0.1%

Simpson Manufacturing Co., Inc.	5,797	186,953
Trex Co., Inc.†	217	6,961
USG Corp.†	524	9,013

		202,927

Building & Construction-Misc. - 0.0%

MasTec, Inc.†	476	8,611
MYR Group, Inc.†	300	5,358

		13,969

Building Products-Cement - 0.0%

Eagle Materials, Inc.	338	11,745

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	6,750	87,412

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	3,775	108,493
Vinci SA ADR	25,000	325,000

		433,493

Building-Maintance & Services - 0.0%

Rollins, Inc.	493	10,491

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.†	634	6,213

Cable/Satellite TV - 0.1%

Comcast Corp., Class A	2,960	88,830
DIRECTV, Class A†	1,891	93,302
Knology, Inc.†	424	7,717
Liberty Global, Inc., Class A†	1,056	52,884
Time Warner Cable, Inc.	842	68,623

		311,356

Casino Hotels - 0.0%

Ameristar Casinos, Inc.	390	7,266
Las Vegas Sands Corp.	1,059	60,967
Wynn Resorts, Ltd.	212	26,474

		94,707

Casino Services - 0.0%

Shuffle Master, Inc.†	520	9,152

Cellular Telecom - 0.4%

China Mobile, Ltd. ADR	5,325	293,301
Vodafone Group PLC ADR	23,117	639,647

		932,948

Chemicals-Diversified - 0.8%

Air Products & Chemicals, Inc.	3,010	276,318
Akzo Nobel NV ADR	24,600	482,652
Celanese Corp., Series A	657	30,340
Chemtura Corp.†	622	10,562
Codexis, Inc.†	697	2,544
E.I. du Pont de Nemours & Co.	8,992	475,677
FMC Corp.	2,175	230,245
Huntsman Corp.	7,360	103,114
Innophos Holdings, Inc.	188	9,423
Innospec, Inc.†	232	7,048
Olin Corp.	416	9,048
PPG Industries, Inc.	1,404	134,503

		1,771,474

Chemicals-Plastics - 0.0%

PolyOne Corp.	631	9,086

Chemicals-Specialty - 0.3%

Balchem Corp.	247	7,472
Cabot Corp.	4,800	204,864
Canexus Corp.	15,925	125,969
Ecolab, Inc.	879	54,252
International Flavors & Fragrances, Inc.	200	11,720
Kraton Performance Polymers, Inc.†	283	7,519
NewMarket Corp.	67	12,556
Omnova Solutions, Inc.†	886	5,981
Sensient Technologies Corp.	2,471	93,898
Sigma-Aldrich Corp.	1,770	129,316
Zep, Inc.	387	5,573

		659,120

Coal - 0.0%

Alliance Resource Partners LP	626	37,623
CONSOL Energy, Inc.	862	29,394
Patriot Coal Corp.†	780	4,867
Peabody Energy Corp.	962	27,859

		99,743

Coatings/Paint - 0.2%

RPM International, Inc.	4,635	121,391
Valspar Corp.	5,100	246,279

		367,670

Coffee - 0.0%

Green Mountain Coffee Roasters, Inc.†	429	20,094
Peet’s Coffee & Tea, Inc.†	132	9,729

		29,823

Commercial Services - 0.1%

Acacia Research Corp.†	347	14,484
Arbitron, Inc.	242	8,949
CoStar Group, Inc.†	209	14,431
Healthcare Services Group, Inc.	584	12,422
HMS Holdings Corp.†	661	20,630
Standard Parking Corp.†	380	7,790
Steiner Leisure, Ltd.†	161	7,861
Team, Inc.†	241	7,459
Weight Watchers International, Inc.	2,800	216,132

		310,158

Commercial Services-Finance - 0.4%

Automatic Data Processing, Inc.	6,590	363,702
Cardtronics, Inc.†	372	9,765
DFC Global Corp.†	407	7,680

Heartland Payment Systems, Inc.	349	10,065
Lender Processing Services, Inc.	9,631	250,406
Mastercard, Inc., Class A	217	91,257
Moody’s Corp.	940	39,574
TNS, Inc.†	315	6,845
Visa, Inc., Class A	375	44,250
Western Union Co.	1,871	32,930
Wright Express Corp.†	312	20,196

		876,670

Communications Software - 0.0%

SolarWinds, Inc.†	433	16,735

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	677	13,899
Autodesk, Inc.†	5,117	216,551

		230,450

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	427	6,362

Computer Services - 0.6%

Accenture PLC, Class A	1,560	100,620
Cognizant Technology Solutions Corp., Class A†	863	66,408
iGATE Corp.†	320	5,363
International Business Machines Corp.	5,415	1,129,840
j2 Global, Inc.	392	11,242
LivePerson, Inc.†	501	8,402
Manhattan Associates, Inc.†	183	8,698

		1,330,573

Computer Software - 0.0%

Blackbaud, Inc.	375	12,461

Computers - 0.9%

Apple, Inc.†	3,273	1,962,065
Dell, Inc.†	3,530	58,598
Hewlett-Packard Co.	5,075	120,937
Silicon Graphics International Corp.†	373	3,611

		2,145,211

Computers-Integrated Systems - 0.1%

3D Systems Corp.†	397	9,345
Diebold, Inc.	2,300	88,596
Echelon Corp.†	733	3,247
Jack Henry & Associates, Inc.	668	22,792
Maxwell Technologies, Inc.†	323	5,921
MTS Systems Corp.	180	9,556
Netscout Systems, Inc.†	355	7,221
Stratasys, Inc.†	202	7,377
Super Micro Computer, Inc.†	337	5,884
Teradata Corp.†	567	38,641

		198,580

Computers-Memory Devices - 0.2%

EMC Corp.†	13,907	415,541
NetApp, Inc.†	1,182	52,918
OCZ Technology Group, Inc.†	600	4,188
STEC, Inc.†	435	4,107

		476,754

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	268	9,785

Consulting Services - 0.0%

Accretive Health, Inc.†	328	6,550
Advisory Board Co.†	132	11,698
Corporate Executive Board Co.	289	12,430
Forrester Research, Inc.	187	6,059
Huron Consulting Group, Inc.†	213	8,000
MAXIMUS, Inc.	287	11,672

		56,409

Consumer Products-Misc. - 0.4%

Clorox Co.	2,308	158,675
Kimberly-Clark Corp.	2,634	194,626
Kimberly-Clark de Mexico SAB de CV ADR	3,126	106,284
Tupperware Brands Corp.	4,099	260,287
WD-40 Co.	3,688	167,251

		887,123

Containers-Metal/Glass - 0.0%

Crown Holdings, Inc.†	990	36,462

Containers-Paper/Plastic - 0.1%

Graphic Packaging Holding Co.†	1,393	7,689
Packaging Corp. of America	2,529	74,833
Rock-Tenn Co., Class A	526	35,537

		118,059

Cosmetics & Toiletries - 0.2%

Avon Products, Inc.	1,778	34,422
Colgate-Palmolive Co.	649	63,459
Elizabeth Arden, Inc.†	188	6,576
Estee Lauder Cos., Inc., Class A	694	42,987
Procter & Gamble Co.	4,332	291,154

		438,598

Cruise Lines - 0.4%

Carnival Corp.	26,475	849,318

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	337	16,729
Fair Isaac Corp.	204	8,955
Fidelity National Information Services, Inc.	7,493	248,168
Fiserv, Inc.†	631	43,785
Pegasystems, Inc.	149	5,686

		323,323

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	185	5,644

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	482	13,279

Diagnostic Equipment - 0.0%

Cepheid, Inc.†	472	19,744

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	2,084	40,388
OraSure Technologies, Inc.†	615	7,066
Quidel Corp.†	341	6,264

		53,718

Dialysis Centers - 0.1%

DaVita, Inc.†	3,148	283,855

Disposable Medical Products - 0.0%

Merit Medical Systems, Inc.†	488	6,061

Distribution/Wholesale - 0.9%

Arrow Electronics, Inc.†	6,800	285,396
Beacon Roofing Supply, Inc.†	464	11,953
Fastenal Co.	1,056	57,130
Genuine Parts Co.	16,099	1,010,212
Houston Wire & Cable Co.	417	5,792
MWI Veterinary Supply, Inc.†	111	9,768
Owens & Minor, Inc.	378	11,495
Pool Corp.	6,030	225,642
United Stationers, Inc.	268	8,316
Watsco, Inc.	218	16,141
Wolseley PLC ADR	98,000	368,480

		2,010,325

Diversified Banking Institutions - 1.0%

JPMorgan Chase & Co.	42,587	1,958,150
UBS AG†	20,000	280,400

		2,238,550

Diversified Financial Services - 0.1%

Guoco Group, Ltd. ADR	17,300	299,290

Diversified Manufacturing Operations - 1.6%

3M Co.	5,605	500,022
AZZ, Inc.	146	7,539
Barnes Group, Inc.	1,651	43,438
Blount International, Inc.†	604	10,075
Colfax Corp.†	267	9,409
Crane Co.	4,385	212,673
Danaher Corp.	1,545	86,520
Dover Corp.	727	45,757
General Electric Co.	25,949	520,796
Illinois Tool Works, Inc.	1,366	78,026
Ingersoll-Rand PLC	1,017	42,053
Koppers Holdings, Inc.	220	8,483
LSB Industries, Inc.†	183	7,122
Orkla ASA ADR	84,500	666,705
Parker Hannifin Corp.	7,791	658,729
Raven Industries, Inc.	160	9,762
Siemens AG ADR	7,219	727,964

		3,635,073

Diversified Minerals - 0.4%

AMCOL International Corp.	250	7,373
BHP Billiton, Ltd. ADR	5,834	422,382
General Moly, Inc.†	1,207	4,043
Xstrata PLC ADR	127,900	432,302

		866,100

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	182	11,408

Drug Delivery Systems - 0.0%

Depomed, Inc.†	772	4,833
Nektar Therapeutics†	817	6,470

		11,303

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	2,275	460,711
Blue Nile, Inc.†	139	4,584
eBay, Inc.†	9,345	344,737
Nutrisystem, Inc.	387	4,346
Shutterfly, Inc.†	267	8,365

		822,743

E-Commerce/Services - 0.1%

Ancestry.com, Inc.†	288	6,549
Move, Inc.†	700	6,797
OpenTable, Inc.†	204	8,256
priceline.com, Inc.†	123	88,252

		109,854

E-Marketing/Info - 0.0%

comScore, Inc.†	327	6,995
Constant Contact, Inc.†	276	8,222
Liquidity Services, Inc.†	312	13,978
ValueClick, Inc.†	660	13,028

		42,223

E-Services/Consulting - 0.0%

Keynote Systems, Inc.	227	4,485
Saba Software, Inc.†	594	5,827
Sapient Corp.	899	11,193
Websense, Inc.†	379	7,993

		29,498

Electric Products-Misc. - 0.4%

AMETEK, Inc.	902	43,756
Emerson Electric Co.	12,787	667,226
Littelfuse, Inc.	188	11,787
Molex, Inc.	4,659	131,011

		853,780

Electric-Integrated - 1.4%

Alliant Energy Corp.	1,280	55,449
Duke Energy Corp.	8,367	175,791
Edison International	4,750	201,922
Great Plains Energy, Inc.	2,400	48,648
Integrys Energy Group, Inc.	790	41,862
NextEra Energy, Inc.	10,650	650,502
Northeast Utilities	15,372	570,609
Pepco Holdings, Inc.	3,567	67,381
Progress Energy, Inc.	1,333	70,796
SCANA Corp.	1,308	59,658
Wisconsin Energy Corp.	18,033	634,401
Xcel Energy, Inc.	23,249	615,401

		3,192,420

Electronic Components-Misc. - 0.4%

Garmin, Ltd.	2,637	123,807
Gentex Corp.	2,080	50,960
OSI Systems, Inc.†	132	8,091
Plexus Corp.†	310	10,847
Stoneridge, Inc.†	430	4,253
TE Connectivity, Ltd.	17,600	646,800

		844,758

Electronic Components-Semiconductors - 1.6%

Altera Corp.	1,166	46,430
Applied Micro Circuits Corp.†	700	4,858
Avago Technologies, Ltd.	3,375	131,524
Broadcom Corp., Class A†	1,561	61,347
Cavium, Inc.†	391	12,098
Ceva, Inc.†	237	5,382
Diodes, Inc.†	360	8,345
Entropic Communications, Inc.†	958	5,585
GT Advanced Technologies, Inc.†	1,056	8,733
Intel Corp.	62,806	1,765,477
LSI Corp.†	8,741	75,872
Microchip Technology, Inc.	34,509	1,283,735
Microsemi Corp.†	741	15,887
NVIDIA Corp.†	2,091	32,180
OmniVision Technologies, Inc.†	452	9,040
QLogic Corp.†	5,650	100,344
Rambus, Inc.†	893	5,760
Rovi Corp.†	773	25,161
Semtech Corp.†	548	15,596
Silicon Image, Inc.†	898	5,280
Supertex, Inc.†	3,926	70,943
Texas Instruments, Inc.	1,898	63,792
Volterra Semiconductor Corp.†	275	9,464

		3,762,833

Electronic Connectors - 0.0%

Amphenol Corp., Class A	814	48,653

Electronic Design Automation - 0.0%

Mentor Graphics Corp.†	2,781	41,326

Electronic Forms - 0.2%

Adobe Systems, Inc.†	12,653	434,124

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	1,161	51,676
FARO Technologies, Inc.†	161	9,391
FLIR Systems, Inc.	2,575	65,173
Measurement Specialties, Inc.†	221	7,448
Trimble Navigation, Ltd.†	4,089	222,524

		356,212

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	102	6,839
Taser International, Inc.†	1,071	4,648

		11,487

Energy-Alternate Sources - 0.0%

Clean Energy Fuels Corp.†	432	9,193

Engineering/R&D Services - 0.2%

Exponent, Inc.†	176	8,539
Fluor Corp.	643	38,606
Jacobs Engineering Group, Inc.†	9,065	402,214

		449,359

Engines-Internal Combustion - 0.0%

Cummins, Inc.	614	73,705

Enterprise Software/Service - 0.6%

Advent Software, Inc.†	284	7,270
American Software, Inc., Class A	671	5,757
BMC Software, Inc.†	8,428	338,469
Concur Technologies, Inc.†	351	20,140
Informatica Corp.†	2,652	140,291
MedAssets, Inc.†	519	6,830
MicroStrategy, Inc., Class A†	65	9,100
Omnicell, Inc.†	4,405	67,000
Oracle Corp.	24,490	714,129
PROS Holdings, Inc.†	309	5,778
QLIK Technologies, Inc.†	556	17,792
Taleo Corp., Class A†	335	15,387
Tyler Technologies, Inc.†	2,078	79,816
Ultimate Software Group, Inc.†	200	14,656

		1,442,415

Entertainment Software - 0.0%

Electronic Arts, Inc.†	1,503	24,769
Take-Two Interactive Software, Inc.†	610	9,385

		34,154

Environmental Monitoring & Detection - 0.0%

Mine Safety Appliances Co.	233	9,572

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	369	18,114
Pall Corp.	702	41,860
PMFG, Inc.†	285	4,278

		64,252

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	216	4,871
Portfolio Recovery Associates, Inc.†	156	11,188
World Acceptance Corp.†	138	8,453

		24,512

Finance-Credit Card - 0.0%

American Express Co.	1,503	86,964

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	31,589	453,934
Diamond Hill Investment Group, Inc.	106	7,807
Duff & Phelps Corp., Class A	402	6,247
Evercore Partners, Inc., Class A	234	6,802
Stifel Financial Corp.†	203	7,682

		482,472

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A	1,067	7,885
Deutsche Boerse AG ADR	61,400	408,924
Higher One Holdings, Inc.†	292	4,365
IntercontinentalExchange, Inc.†	233	32,019
MarketAxess Holdings, Inc.	276	10,292
NYSE Euronext	19,158	574,932

		1,038,417

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	179	8,789

Fisheries - 0.1%

Marine Harvest ASA ADR	14,500	148,335

Food-Canned - 0.0%

TreeHouse Foods, Inc.†	168	9,996

Food-Dairy Products - 0.0%

Dean Foods Co.†	1,125	13,624

Food-Misc. - 1.2%

B&G Foods, Inc.	5,690	128,082
Campbell Soup Co.	1,475	49,929
Danone ADR	26,400	366,432
Diamond Foods, Inc.	214	4,883
General Mills, Inc.	17,363	684,970
J&J Snack Foods Corp.	164	8,603
Kellogg Co.	5,028	269,652
Kraft Foods, Inc., Class A	18,810	714,968
Lancaster Colony Corp.	154	10,235
Ralcorp Holdings, Inc.†	929	68,830
Sara Lee Corp.	2,062	44,395
Unilever NV	11,000	374,330

		2,725,309

Food-Retail - 0.5%

Dairy Farm International Holdings, Ltd. ADR	4,900	259,210
Fresh Market, Inc.†	204	9,782
Harris Teeter Supermarkets, Inc.	193	7,739
Kroger Co.	10,598	256,789
Tesco PLC ADR	33,000	527,670
Whole Foods Market, Inc.	499	41,517

		1,102,707

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	234	6,267
Sysco Corp.	1,975	58,973
United Natural Foods, Inc.†	414	19,317

		84,557

Footwear & Related Apparel - 0.0%

Crocs, Inc.†	690	14,435
Steven Madden, Ltd.†	311	13,295
Wolverine World Wide, Inc.	388	14,426

		42,156

Forestry - 0.0%

Deltic Timber Corp.	108	6,835

Gambling (Non-Hotel) - 0.2%

OPAP SA ADR	80,500	389,620

Gas-Distribution - 0.7%

Just Energy Group, Inc.	8,451	116,922
Northwest Natural Gas Co.	400	18,160
Sempra Energy	22,003	1,319,300
Vectren Corp.	2,540	73,812

		1,528,194

Gold Mining - 0.1%

Banro Corp.†	44,300	204,666
Gold Resource Corp.	286	6,953

		211,619

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc.†	349	23,498

Health Care Cost Containment - 0.0%

ExamWorks Group, Inc.†	392	4,869

Heart Monitors - 0.0%

HeartWare International, Inc.†	102	6,700

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	2,667	47,499

Home Furnishings - 0.0%

Select Comfort Corp.†	401	12,989
Tempur-Pedic International, Inc.†	396	33,434

		46,423

Hotels/Motels - 0.1%

Red Lion Hotels Corp.†	16,469	135,211
Starwood Hotels & Resorts Worldwide, Inc.	767	43,266

		178,477

Housewares - 0.0%

Libbey, Inc.†	389	5,034

Human Resources - 0.3%

Adecco SA ADR	19,200	501,504
Insperity, Inc.	281	8,610
Kenexa Corp.†	247	7,716
Kforce, Inc.†	429	6,392
Resources Connection, Inc.	766	10,762
Robert Half International, Inc.	4,000	121,200
TrueBlue, Inc.†	6,617	118,312

		774,496

Import/Export - 0.1%

Mitsui & Co., Ltd. ADR	900	297,567

Industrial Automated/Robotic - 0.0%

Cognex Corp.	289	12,242
iRobot Corp.†	213	5,806
Rockwell Automation, Inc.	593	47,262

		65,310

Industrial Gases - 0.0%

Praxair, Inc.	708	81,165

Instruments-Controls - 0.2%

Honeywell International, Inc.	7,449	454,761
Woodward, Inc.	497	21,287

		476,048

Instruments-Scientific - 0.2%

FEI Co.†	4,250	208,717
Thermo Fisher Scientific, Inc.	2,875	162,093
Waters Corp.†	1,990	184,393

		555,203

Insurance-Life/Health - 0.1%

Protective Life Corp.	2,026	60,010
StanCorp Financial Group, Inc.	3,990	163,351

		223,361

Insurance-Multi-line - 1.3%

ACE, Ltd.	17,419	1,275,071
Allianz SE ADR	52,603	624,398
Allstate Corp.	14,272	469,834
MetLife, Inc.	13,446	502,208
United Fire Group, Inc.	777	13,900
XL Group PLC	5,975	129,598

		3,015,009

Insurance-Property/Casualty - 1.4%

Catlin Group, Ltd. ADR	35,400	455,598
Chubb Corp.	7,910	546,660
Fidelity National Financial, Inc., Class A	51,350	925,841
HCC Insurance Holdings, Inc.	16,238	506,138
OneBeacon Insurance Group, Ltd. Class A	4,638	71,472
QBE Insurance Group, Ltd. ADR	44,600	655,174

		3,160,883

Insurance-Reinsurance - 0.5%

Alterra Capital Holdings, Ltd.	7,948	182,645
PartnerRe, Ltd.	1,501	101,903
Swiss Re AG ADR	7,800	490,620
Validus Holdings, Ltd.	13,901	430,236

		1,205,404

Internet Application Software - 0.0%

DealerTrack Holdings, Inc.†	307	9,290
IntraLinks Holdings, Inc.†	479	2,534
VirnetX Holding Corp.†	343	8,208
Vocus, Inc.†	226	2,994

		23,026

Internet Connectivity Services - 0.0%

AboveNet, Inc.†	197	16,312
Cogent Communications Group, Inc.†	458	8,739
Internap Network Services Corp.†	916	6,723

		31,774

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	542	5,057

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	293	39,543

Internet Security - 0.0%

Sourcefire, Inc.†	236	11,359
Symantec Corp.†	2,748	51,387
Zix Corp.†	1,401	4,077

		66,823

Internet Telephone - 0.0%

BroadSoft, Inc.†	187	7,153

Intimate Apparel - 0.0%

Warnaco Group, Inc.†	286	16,702

Investment Companies - 0.0%

Ares Capital Corp.	4,860	79,461

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	2,275	129,971
BlackRock, Inc.	4,264	873,694
Epoch Holding Corp.	178	4,251
Federated Investors, Inc., Class B	16,979	380,499
Financial Engines, Inc.†	357	7,983
Franklin Resources, Inc.	4,975	617,049
GAMCO Investors, Inc., Class A	123	6,102
Man Group PLC ADR	190,300	403,436
T. Rowe Price Group, Inc.	4,175	272,627
Virtus Investment Partners, Inc.†	66	5,661

		2,701,273

Lasers-System/Components - 0.0%

Coherent, Inc.†	162	9,449
Electro Scientific Industries, Inc.	1,394	20,924
II-VI, Inc.†	466	11,021

		41,394

Leisure Products - 0.3%

Brunswick Corp.	737	18,978
Sega Sammy Holdings, Inc. ADR	116,900	589,176

		608,154

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	343	21,551
Universal Display Corp.†	302	11,032

		32,583

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	7,550	342,166

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	2,284	243,292
Joy Global, Inc.	409	30,061

		273,353

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	212	10,403

Machinery-Farming - 0.5%

AGCO Corp.†	950	44,850
Deere & Co.	14,406	1,165,445
Lindsay Corp.	137	9,079

		1,219,374

Machinery-General Industrial - 0.1%

Altra Holdings, Inc.†	334	6,412
Applied Industrial Technologies, Inc.	2,568	105,622
Chart Industries, Inc.†	239	17,526
Flow International Corp.†	1,255	5,045
IDEX Corp.	3,207	135,111
Middleby Corp.†	155	15,683
Tennant Co.	192	8,448

		293,847

Machinery-Material Handling - 0.1%

Cascade Corp.	2,836	142,140

Machinery-Pumps - 0.0%

Flowserve Corp.	315	36,386

Medical Information Systems - 0.1%

athenahealth, Inc.†	272	20,161
Cerner Corp.†	496	37,776
Computer Programs & Systems, Inc.	1,037	58,611
Medidata Solutions, Inc.†	241	6,420
Quality Systems, Inc.	295	12,900

		135,868

Medical Instruments - 0.5%

Abaxis, Inc.†	233	6,787
Arthrocare Corp.†	256	6,874
Conceptus, Inc.†	445	6,399
DexCom, Inc.†	656	6,842
Edwards Lifesciences Corp.†	3,200	232,736
Endologix, Inc.†	474	6,944
Integra LifeSciences Holdings Corp.†	211	7,319
Intuitive Surgical, Inc.†	89	48,216
Kensey Nash Corp.	237	6,935
MAKO Surgical Corp.†	253	10,664
Medtronic, Inc.	18,684	732,226
NuVasive, Inc.†	414	6,972
Spectranetics Corp.†	631	6,562
St. Jude Medical, Inc.	1,245	55,166
Techne Corp.	1,505	105,500
Vascular Solutions, Inc.†	539	5,816
Volcano Corp.†	422	11,964

		1,263,922

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†	309	7,265
Covance, Inc.†	3,700	176,231
Quest Diagnostics, Inc.	741	45,312

		228,808

Medical Products - 0.8%

Abiomed, Inc.†	290	6,435
Accuray, Inc.†	1,003	7,081
Baxter International, Inc.	1,402	83,812
Becton, Dickinson and Co.	6,972	541,376
Covidien PLC	10,275	561,837
Cyberonics, Inc.†	242	9,227
Haemonetics Corp.†	195	13,588
Hospira, Inc.†	789	29,501
Luminex Corp.†	365	8,523
NxStage Medical, Inc.†	376	7,245
Orthofix International NV†	223	8,380
PSS World Medical, Inc.†	449	11,378
Stryker Corp.	1,099	60,972
Teleflex, Inc.	4,185	255,913
Varian Medical Systems, Inc.†	2,725	187,916
Zoll Medical Corp.†	179	16,581

		1,809,765

Medical Sterilization Products - 0.0%

STERIS Corp.	459	14,514

Medical-Biomedical/Gene - 0.5%

Acorda Therapeutics, Inc.†	355	9,425
Alexion Pharmaceuticals, Inc.†	570	52,930
Alnylam Pharmaceuticals, Inc.†	601	6,653
Ariad Pharmaceuticals, Inc.†	1,054	16,811
Arqule, Inc.†	798	5,594
Biogen Idec, Inc.†	611	76,968
Celgene Corp.†	1,221	94,652
Cell Therapeutics, Inc.†	3,261	4,239
Chelsea Therapeutics International, Ltd.†	742	1,900
Cubist Pharmaceuticals, Inc.†	465	20,111
Dynavax Technologies Corp.†	1,344	6,801
Exelixis, Inc.†	1,213	6,283
Gilead Sciences, Inc.†	8,783	429,050
Halozyme Therapeutics, Inc.†	728	9,289
Immunogen, Inc.†	502	7,224
Incyte Corp., Ltd.†	743	14,340
Life Technologies Corp.†	4,125	201,383
Ligand Pharmaceuticals, Inc., Class B†	351	5,599
Medicines Co.†	271	5,439
Momenta Pharmaceuticals, Inc.†	420	6,434
NPS Pharmaceuticals, Inc.†	910	6,224
PDL BioPharma, Inc.	1,092	6,934
Seattle Genetics, Inc.†	771	15,713
Spectrum Pharmaceuticals, Inc.†	454	5,734
Vertex Pharmaceuticals, Inc.†	718	29,445
Vical, Inc.†	847	2,880
ZIOPHARM Oncology, Inc.†	793	4,282

		1,052,337

Medical-Drugs - 4.2%

Abbott Laboratories	30,522	1,870,693
Achillion Pharmaceuticals, Inc.†	581	5,566
Akorn, Inc.†	498	5,827
Alkermes PLC†	798	14,803

Allergan, Inc.	7,240	690,913
Auxilium Pharmaceuticals, Inc.†	421	7,818
Bristol-Myers Squibb Co.	38,494	1,299,172
Forest Laboratories, Inc.†	2,933	101,746
GlaxoSmithKline PLC ADR	16,976	762,392
Ironwood Pharmaceuticals, Inc.†	492	6,549
Jazz Pharmaceuticals PLC†	177	8,579
Johnson & Johnson	14,998	989,268
Keryx Biopharmaceuticals, Inc.†	1,329	6,618
MAP Pharmaceuticals, Inc.†	280	4,021
Medicis Pharmaceutical Corp., Class A	3,791	142,504
Medivation, Inc.†	249	18,605
Merck & Co., Inc.	28,095	1,078,848
Novartis AG ADR	18,568	1,028,853
Opko Health, Inc.†	961	4,546
Optimer Pharmaceuticals, Inc.†	455	6,325
Pfizer, Inc.	45,272	1,025,864
Raptor Pharmaceutical Corp.†	684	4,624
Rigel Pharmaceuticals, Inc.†	600	4,830
Roche Holding AG ADR	14,194	619,426
Salix Pharmaceuticals, Ltd.†	453	23,782
Santarus, Inc.†	1,887	11,039
Targacept, Inc.†	395	2,022
Vivus, Inc.†	762	17,038

		9,762,271

Medical-Generic Drugs - 0.5%

Impax Laboratories, Inc.†	497	12,216
Mylan, Inc.†	1,559	36,558
Par Pharmaceutical Cos., Inc.†	220	8,521
Perrigo Co.	302	31,200
Teva Pharmaceutical Industries, Ltd. ADR	21,227	956,489
Watson Pharmaceuticals, Inc.†	1,388	93,079

		1,138,063

Medical-HMO - 0.1%

Centene Corp.†	245	11,997
Health Net, Inc.†	1,750	69,510
Metropolitan Health Networks, Inc.†	575	5,388
WellCare Health Plans, Inc.†	327	23,505

		110,400

Medical-Hospitals - 0.1%

Universal Health Services, Inc., Class B	5,400	226,314

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	96	8,376

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	996	39,521
McKesson Corp.	5,807	509,681

		549,202

Metal Processors & Fabrication - 0.2%

Dynamic Materials Corp.	280	5,911
Haynes International, Inc.	110	6,969
Precision Castparts Corp.	1,859	321,421
RBC Bearings, Inc.†	180	8,303
Sun Hydraulics Corp.	229	5,991
Worthington Industries, Inc.	357	6,847

		355,442

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	9,741	370,548

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.	501	34,699

Miscellaneous Manufacturing - 0.1%

Aptargroup, Inc.	2,000	109,540
Hillenbrand, Inc.	519	11,911
John Bean Technologies Corp.	451	7,306
Trimas Corp.†	303	6,784

		135,541

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	3,168	155,485

MRI/Medical Diagnostic Imaging - 0.0%

CML HealthCare, Inc.	8,726	92,732

Multilevel Direct Selling - 0.0%

Nu Skin Enterprises, Inc., Class A	411	23,801

Multimedia - 0.5%

Viacom, Inc., Class B	4,681	222,160
Walt Disney Co.	20,611	902,350

		1,124,510

Networking Products - 0.2%

Anixter International, Inc.†	122	8,849
Cisco Systems, Inc.	11,700	247,455
Ixia†	420	5,246
LogMeIn, Inc.†	171	6,024
NETGEAR, Inc.†	300	11,460
Polycom, Inc.†	5,458	104,084

		383,118

Non-Ferrous Metals - 0.2%

Cameco Corp.	23,500	505,015
Globe Specialty Metals, Inc.	594	8,833
Uranium Energy Corp.†	1,270	4,953

		518,801

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc., Class A†	871	5,426
Republic Services, Inc.	7,745	236,687
Waste Connections, Inc.	5,554	180,672

		422,785

Office Automation & Equipment - 0.2%

Canon, Inc. ADR	8,500	405,110

Office Furnishings-Original - 0.0%

Herman Miller, Inc.	493	11,319
HNI Corp.	1,990	55,222
Interface, Inc., Class A	544	7,589
Knoll, Inc.	495	8,237

		82,367

Oil & Gas Drilling - 0.4%

Diamond Offshore Drilling, Inc.	1,659	110,738
Ensco PLC ADR	10,600	561,058
Nabors Industries, Ltd.†	11,129	194,646

		866,442

Oil Companies-Exploration & Production - 1.8%

Abraxas Petroleum Corp.†	1,167	3,641
Apache Corp.	6,745	677,468
Apco Oil and Gas International, Inc.	96	6,544
Approach Resources, Inc.†	146	5,395
ATP Oil & Gas Corp.†	551	4,050
Berry Petroleum Co., Class A	1,705	80,357
Cabot Oil & Gas Corp.	752	23,440
Carrizo Oil & Gas, Inc.†	341	9,637
Cimarex Energy Co.	1,900	143,393
Clayton Williams Energy, Inc.†	58	4,607
CNOOC, Ltd. ADR	710	145,046
Concho Resources, Inc.†	424	43,282
Contango Oil & Gas Co.†	110	6,480
Denbury Resources, Inc.†	1,739	31,702
Devon Energy Corp.	5,761	409,722

Encana Corp.	24,055	472,681
Energen Corp.	3,425	168,339
Energy XXI Bermuda, Ltd.†	616	22,244
EOG Resources, Inc.	652	72,437
FX Energy, Inc.†	811	4,412
Goodrich Petroleum Corp.†	323	6,143
Gulfport Energy Corp.†	340	9,901
Hyperdynamics Corp.†	1,688	2,177
Kodiak Oil & Gas Corp.†	1,660	16,534
Magnum Hunter Resources Corp.†	1,133	7,262
McMoRan Exploration Co.†	798	8,539
Northern Oil and Gas, Inc.†	504	10,453
Oasis Petroleum, Inc.†	453	13,966
Occidental Petroleum Corp.	8,296	790,028
Pengrowth Energy Corp.	8,907	83,493
Penn West Petroleum, Ltd.	24,721	483,790
Pioneer Natural Resources Co.	413	46,087
Range Resources Corp.	560	32,558
Rex Energy Corp.†	308	3,289
Rosetta Resources, Inc.†	414	20,187
Southwestern Energy Co.†	1,149	35,159
Stone Energy Corp.†	408	11,665
Ultra Petroleum Corp.†	917	20,752
Vermilion Energy, Inc.	2,089	96,361
W&T Offshore, Inc.	318	6,703
Whiting Petroleum Corp.†	610	33,123
Zargon Oil & Gas, Ltd.	3,514	50,872

		4,123,919

Oil Companies-Integrated - 3.1%

Chevron Corp.	18,911	2,028,016
Exxon Mobil Corp.	24,531	2,127,574
Marathon Oil Corp.	15,871	503,111
Marathon Petroleum Corp.	14,129	612,633
Royal Dutch Shell PLC ADR, Class A	5,900	413,767
Royal Dutch Shell PLC ADR, Class B	7,258	512,632
Total SA ADR	19,631	1,003,537

		7,201,270

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	751	39,675
Dril-Quip, Inc.†	279	18,141
Flotek Industries, Inc.†	528	6,347
FMC Technologies, Inc.†	910	45,882
Lufkin Industries, Inc.	246	19,840
Natural Gas Services Group, Inc.†	5,617	74,144

		204,029

Oil Refining & Marketing - 0.2%

Cheniere Energy, Inc.†	711	10,651
CVR Energy, Inc.†	688	18,404
HollyFrontier Corp.	11,691	375,865
Suburban Propane Partners LP	1,462	62,866
Western Refining, Inc.	413	7,773

		475,559

Oil-Field Services - 0.2%

Baker Hughes, Inc.	701	29,400
Basic Energy Services, Inc.†	273	4,737
Halliburton Co.	2,427	80,552
Key Energy Services, Inc.†	932	14,399
Pioneer Drilling Co.†	557	4,902
Schlumberger, Ltd.	5,320	372,028
Superior Energy Services, Inc.†	593	15,631
Tesco Corp.†	386	5,477

		527,126

Optical Supplies - 0.0%

STAAR Surgical Co.†	364	3,942

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	411	7,867
Masimo Corp.†	451	10,544

		18,411

Pharmacy Services - 0.1%

Express Scripts Holding Co.†	1,355	73,414
Medco Health Solutions, Inc.†	1,135	79,790

		153,204

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	334	7,699

Physicians Practice Management - 0.0%

IPC The Hospitalist Co., Inc.†	160	5,906

Pipelines - 0.6%

Atlas Pipeline Partners LP	2,965	104,902
Crosstex Energy, Inc.	375	5,303
El Paso Corp.	1,962	57,977
Enterprise Products Partners LP	14,171	715,210
Kinder Morgan Energy Partners LP	5,118	423,514
ONEOK, Inc.	389	31,766

		1,338,672

Platinum - 0.0%

Stillwater Mining Co.†	878	11,098

Power Converter/Supply Equipment - 0.1%

Capstone Turbine Corp.†	4,307	4,393
Hubbell, Inc., Class B	1,441	113,234

		117,627

Precious Metals - 0.0%

Paramount Gold and Silver Corp.†	1,914	4,326

Printing-Commercial - 0.0%

Consolidated Graphics, Inc.†	112	5,068
Deluxe Corp.	463	10,843
Valassis Communications, Inc.†	431	9,913

		25,824

Protection/Safety - 0.0%

Landauer, Inc.	1,344	71,259

Publishing-Books - 0.0%

McGraw-Hill Cos., Inc.	913	44,253

Radio - 0.0%

Sirius XM Radio, Inc.†	14,452	33,384

Real Estate Investment Trusts - 2.8%

Agree Realty Corp.	3,268	73,791
Alexander’s, Inc.	22	8,665
Alexandria Real Estate Equities, Inc.	6,234	455,892
American Assets Trust, Inc.	395	9,006
American Campus Communities, Inc.	257	11,493
American Capital Agency Corp.	18,063	533,581
American Tower Corp.	1,065	67,116
Annaly Capital Management, Inc.	59,071	934,503
Boston Properties, Inc.	670	70,343
CapLease, Inc.	12,331	49,694
Capstead Mortgage Corp.	10,145	133,001
CBL & Associates Properties, Inc.	464	8,779
Colony Financial, Inc.	4,639	75,987
Digital Realty Trust, Inc.	22,348	1,653,082
EastGroup Properties, Inc.	684	34,351
Equity Lifestyle Properties, Inc.	186	12,972
Essex Property Trust, Inc.	1,296	196,357
FelCor Lodging Trust, Inc.†	1,545	5,562
Gladstone Commercial Corp.	594	10,223

Glimcher Realty Trust	1,021	10,435
Hatteras Financial Corp.	3,379	94,274
HCP, Inc.	13,372	527,659
Health Care REIT, Inc.	3,794	208,518
Highwoods Properties, Inc.	508	16,927
Home Properties, Inc.	395	24,099
Kilroy Realty Corp.	299	13,936
Medical Properties Trust, Inc.	7,160	66,445
Mid-America Apartment Communities, Inc.	316	21,181
Newcastle Investment Corp.	1,220	7,662
Omega Healthcare Investors, Inc.	5,289	112,444
Plum Creek Timber Co., Inc.	2,425	100,783
Rayonier, Inc.	1,611	71,029
Sabra Health Care REIT, Inc.	1,800	29,592
Simon Property Group, Inc.	612	89,156
Tanger Factory Outlet Centers	9,815	291,800
Ventas, Inc.	1,663	94,957
Weyerhaeuser Co.	19,200	420,864

		6,546,159

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	1,424	28,423
HFF, Inc., Class A†	399	6,572

		34,995

Real Estate Operations & Development - 0.3%

Cyrela Brazil Realty SA Empreendimentos e Participacoes ADR	30,400	273,600
Gafisa SA ADR	68,900	325,208

		598,808

Recreational Centers - 0.0%

Life Time Fitness, Inc.†	319	16,132

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	9,502	246,102
Avis Budget Group, Inc.†	910	12,877
Dollar Thrifty Automotive Group, Inc.†	230	18,609
Hertz Global Holdings, Inc.†	17,504	263,260
McGrath RentCorp	2,358	75,715
United Rentals, Inc.†	162	6,948

		623,511

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†	339	4,207
PAREXEL International Corp.†	473	12,757

		16,964

Resorts/Theme Parks - 0.0%

Six Flags Entertainment Corp.	321	15,013
Vail Resorts, Inc.	255	11,029

		26,042

Respiratory Products - 0.0%

ResMed, Inc.†	1,950	60,274

Retail-Apparel/Shoe - 0.1%

Aeropostale, Inc.†	680	14,702
ANN, Inc.†	437	12,516
Ascena Retail Group, Inc.†	511	22,648
Buckle, Inc.	211	10,107
Cato Corp., Class A	295	8,154
Destination Maternity Corp.	278	5,162
Express, Inc.†	431	10,766
Guess?, Inc.	2,858	89,312
Jos. A. Bank Clothiers, Inc.†	226	11,393
Limited Brands, Inc.	860	41,280
Ross Stores, Inc.	384	22,310
Vera Bradley, Inc.†	164	4,951

		253,301

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc.†	489	44,670

Retail-Automobile - 0.1%

Copart, Inc.†	9,918	258,562

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	820	53,931

Retail-Building Products - 0.1%

Home Depot, Inc.	6,584	331,241

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	2,725	64,528

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	274	15,196

Retail-Discount - 1.1%

Costco Wholesale Corp.	11,827	1,073,892
Dollar Tree, Inc.†	461	43,560
HSN, Inc.	324	12,322
Wal-Mart Stores, Inc.	23,748	1,453,377

		2,583,151

Retail-Drug Store - 0.1%

CVS Caremark Corp.	2,425	108,640
Walgreen Co.	2,253	75,453

		184,093

Retail-Jewelry - 0.2%

Tiffany & Co.	5,095	352,217

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	8,368	466,265
TJX Cos., Inc.	1,876	74,496

		540,761

Retail-Misc./Diversified - 0.0%

Pricesmart, Inc.	134	9,757

Retail-Pawn Shops - 0.0%

EZCORP, Inc., Class A†	402	13,047
First Cash Financial Services, Inc.†	272	11,666

		24,713

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	596	7,378

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	256	10,496

Retail-Regional Department Stores - 0.0%

Kohl’s Corp.	727	36,372

Retail-Restaurants - 1.1%

AFC Enterprises, Inc.†	408	6,920
BJ’s Restaurants, Inc.†	200	10,070
Bravo Brio Restaurant Group, Inc.†	325	6,487
Buffalo Wild Wings, Inc.†	150	13,603
CEC Entertainment, Inc.	218	8,264
Cheesecake Factory, Inc.†	474	13,931
Chipotle Mexican Grill, Inc.†	175	73,150
Cracker Barrel Old Country Store, Inc.	195	10,881
DineEquity, Inc.†	152	7,539
Jack in the Box, Inc.†	3,575	85,693
Krispy Kreme Doughnuts, Inc.†	660	4,818
McDonald’s Corp.	13,349	1,309,537
PF Chang’s China Bistro, Inc.	246	9,722
Sonic Corp.†	903	6,935
Starbucks Corp.	13,846	773,853
Texas Roadhouse, Inc.	576	9,585
Yum! Brands, Inc.	2,813	200,229

		2,551,217

Retail-Sporting Goods - 0.0%

Hibbett Sports, Inc.†	227	12,383
Zumiez, Inc.†	209	7,547

		19,930

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	255	16,205

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	208	9,196

Retirement/Aged Care - 0.0%

Emeritus Corp.†	343	6,057

Rubber-Tires - 0.2%

Bridgestone Corp. ADR	9,200	447,396
Cooper Tire & Rubber Co.	561	8,539
Goodyear Tire & Rubber Co.†	1,742	19,545

		475,480

Satellite Telecom - 0.3%

DigitalGlobe, Inc.†	405	5,403
Inmarsat PLC ADR	82,600	595,546

		600,949

Savings & Loans/Thrifts - 0.3%

Capitol Federal Financial, Inc.	5,511	65,361
Washington Federal, Inc.	33,271	559,618

		624,979

Schools - 0.0%

American Public Education, Inc.†	178	6,764
Apollo Group, Inc., Class A†	517	19,977
Capella Education Co.†	168	6,039
K12, Inc.†	244	5,766
Strayer Education, Inc.	104	9,805

		48,351

Security Services - 0.2%

Brink’s Co.	369	8,808
Secom Co., Ltd. ADR†	32,600	397,068

		405,876

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	1,135	7,321

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	1,212	48,965
Cirrus Logic, Inc.†	562	13,376
Hittite Microwave Corp.†	253	13,740
Linear Technology Corp.	1,288	43,406
Maxim Integrated Products, Inc.	26,349	753,318
Micrel, Inc.	701	7,192
Power Integrations, Inc.	275	10,208
QUALCOMM, Inc.	7,269	494,437
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,654	529,513
TriQuint Semiconductor, Inc.†	1,529	10,543

		1,924,698

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	52,314	650,786
MKS Instruments, Inc.	1,900	56,107
Novellus Systems, Inc.†	5,050	252,045
Tokyo Electron, Ltd. ADR	1,800	207,450
Ultratech, Inc.†	272	7,883
Veeco Instruments, Inc.†	261	7,465

		1,181,736

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.†	800	32,192

Silver Mining - 0.0%

Hecla Mining Co.	2,517	11,628

Soap & Cleaning Preparation - 0.1%

Reckitt Benckiser Group PLC ADR	23,900	270,548

Steel Pipe & Tube - 0.0%

Furmanite Corp.†	762	4,892

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	4,550	256,984
Schnitzer Steel Industries, Inc., Class A	7,125	284,252

		541,236

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	594	24,455

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	12,925	181,984
Finisar Corp.†	720	14,508

		196,492

Telecom Services - 0.3%

BCE, Inc.	14,930	598,096
Cbeyond, Inc.†	670	5,360
Consolidated Communications Holdings, Inc.	5,205	102,174
Virgin Media, Inc.	1,206	30,126

		735,756

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	509	15,876
Harris Corp.	3,012	135,781
Juniper Networks, Inc.†	1,686	38,576
ShoreTel, Inc.†	746	4,237

		194,470

Telephone-Integrated - 0.7%

AT&T, Inc.	15,790	493,122
CenturyLink, Inc.	5,941	229,620
General Communication, Inc., Class A†	624	5,441
Shenandoah Telecommunications Co.	465	5,185
Verizon Communications, Inc.	21,315	814,872
Windstream Corp.	2,572	30,118

		1,578,358

Television - 0.1%

Sinclair Broadcast Group, Inc., Class A	10,627	117,535

Theaters - 0.0%

Cinemark Holdings, Inc.	637	13,982
National CineMedia, Inc.	545	8,339

		22,321

Therapeutics - 0.0%

Isis Pharmaceuticals, Inc.†	1,008	8,840
Onyx Pharmaceuticals, Inc.†	495	18,652
Pharmacyclics, Inc.†	398	11,048
Questcor Pharmaceuticals, Inc.†	403	15,161
Theravance, Inc.†	486	9,477

		63,178

Tobacco - 0.4%

Altria Group, Inc.	3,636	112,243
Imperial Tobacco Group PLC ADR	6,800	553,316
Philip Morris International, Inc.	3,455	306,148
Star Scientific, Inc.†	1,397	4,582

		976,289

Tools-Hand Held - 0.1%

Snap-on, Inc.	2,017	122,976

Toys - 1.1%

Hasbro, Inc.	27,078	994,304
Mattel, Inc.	49,304	1,659,573

		2,653,877

Transactional Software - 0.0%

ACI Worldwide, Inc.†	294	11,839
Bottomline Technologies, Inc.†	340	9,500
Synchronoss Technologies, Inc.†	242	7,725

		29,064

Transport-Equipment & Leasing - 0.1%

Fly Leasing, Ltd. ADR	5,148	62,857
Greenbrier Cos., Inc.†	6,148	121,669
TAL International Group, Inc.	3,246	119,161

		303,687

Transport-Marine - 0.1%

Alexander & Baldwin, Inc.	1,571	76,115
Tidewater, Inc.	2,300	124,246

		200,361

Transport-Rail - 0.6%

CSX Corp.	3,481	74,911
Genesee & Wyoming, Inc., Class A†	308	16,811
Norfolk Southern Corp.	6,364	418,942
Union Pacific Corp.	7,164	769,987

		1,280,651

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	641	41,979
Expeditors International of Washington, Inc.	12,354	574,584
Hub Group, Inc., Class A†	360	12,971
United Parcel Service, Inc., Class B	9,818	792,509

		1,422,043

Transport-Truck - 0.1%

Con-way, Inc.	2,237	72,949
Forward Air Corp.	302	11,074
Knight Transportation, Inc.	618	10,914
Old Dominion Freight Line, Inc.†	390	18,591

		113,528

Travel Services - 0.0%

Ambassadors Group, Inc.	4,502	24,086
Interval Leisure Group, Inc.	460	8,004

		32,090

Venture Capital - 0.1%

Hercules Technology Growth Capital, Inc.	10,312	114,257

Veterinary Diagnostics - 0.1%

Neogen Corp.†	214	8,361
VCA Antech, Inc.†	6,182	143,484

		151,845

Virtual Reality Products - 0.0%

RealD, Inc.†	442	5,967

Vitamins & Nutrition Products - 0.0%

Herbalife, Ltd.	507	34,892

Water - 0.0%

California Water Service Group	4,500	81,945

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	3,409	7,841

Web Hosting/Design - 0.0%

NIC, Inc.	614	7,448

Web Portals/ISP - 0.4%

Google, Inc., Class A†	1,465	939,417

Wire & Cable Products - 0.0%

Belden, Inc.	349	13,231

Wireless Equipment - 0.0%

Aruba Networks, Inc.†	669	14,905
Crown Castle International Corp.†	1,054	56,220
InterDigital, Inc.	352	12,271
ViaSat, Inc.†	117	5,641

		89,037

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	506	6,780

Total Common Stock (cost $125,367,101)		148,025,433

CONVERTIBLE PREFERRED STOCK - 0.0%
Real Estate Investment Trusts - 0.0%

Entertainment Properties Trust Series E 9.00% (cost $61,014)	2,177	60,629

EXCHANGE-TRADED FUNDS - 0.3%

iShares MSCI Emerging Markets Index Fund (cost $578,331)	14,300	614,042

PREFERRED STOCK - 0.0%
Real Estate Investment Trusts - 0.0%

Alexandria Real Estate Equities, Inc. Series D 7.00%	1,666	44,282
CommonWealth REIT Series D 6.50%	2,560	54,682

Total Preferred Stock
(cost $59,577)		98,964

ASSET BACKED SECURITIES - 3.1%
Diversified Financial Services - 3.1%

ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.58% due 05/25/35	$524,234	468,122
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36	81,400	80,889
BCAP LLC Trust FRS Series 2010-RR6, Class 2215 5.00% due 06/26/36*(1)	311,000	255,010
Bear Stearns Commercial Mtg. Securities VRS
Series 1999-CLF1, Class A3
7.00% due 05/20/30(2)	16,998	17,167

Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.59% due 10/25/35*(1)	68,881	66,352
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.58% due 02/25/36*(1)	400,000	284,000
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 5A6 4.00% due 11/25/36*(1)	237,508	243,866
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/37*(1)	252,872	255,935
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36*(1)	389,820	380,269
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 6A6 4.50% due 12/25/36*(1)	190,897	196,992
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.55% due 01/15/46(2)	300,000	311,645
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.89% due 12/25/34	61,303	59,905
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/19(1)	19,773	20,145
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-13, Class 2A1 5.00% due 08/25/34(1)	4,141	4,132
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.20% due 05/25/34(1)	27,604	24,368
Credit Suisse Mtg. Capital Certs. Series 2010-18R, Class 3A1 4.00% due 03/26/37*(1)	275,704	280,073
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37*(1)	227,183	226,448
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/47*(1)	281,620	301,794
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.52% due 10/25/35	147,008	144,313
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36*(1)	400,000	411,928
Jefferies & Co., Inc. VRS Series 2009-R2, Class 2A 5.92% due 12/26/37*(1)	195,823	196,703
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2011-C5, Class A3 4.17% due 08/15/46(2)	400,000	429,867
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class AM 5.50% due 01/12/43(2)	200,000	198,260
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.68% due 08/25/34(1)	59,198	59,014
Merrill Lynch First Franklin Mtg. Loan Trust FRS Series 2007-5, Class 2A1 0.94% due 10/25/37	7,500	7,447
Morgan Stanley Capital I Series 2005-T17, Class AJ 4.84% due 12/13/41(2)	300,000	304,702
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 5A2 2.34% due 06/25/36(1)	140,736	134,567
Morgan Stanley Re-Remic Trust FRS Series 2010-R1, Class 2B 3.85% due 07/26/35*(1)	300,000	268,492
Morgan Stanley Re-Remic Trust
Series 2009-R3, Class 1A
5.50% due 10/26/35*(1)	215,677	227,466
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.72% due 07/25/35	200,000	186,622
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/18(1)	170,604	173,990
Residential Asset Mtg. Products, Inc. FRS Series 2005-RS4, Class M1 0.67% due 04/25/35	175,000	160,997
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/32	102,520	104,221
Soundview Home Equity Loan Trust FRS Series 2005-CTX1, Class M1 0.66% due 11/25/35	60,000	49,548
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C22, Class AM 5.49% due 12/15/44(2)	289,000	305,633
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.66% due 05/25/34	83,102	72,310
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(2)	300,000	332,431

Total Asset Backed Securities
(cost $7,175,853)		7,245,623

CONVERTIBLE BONDS & NOTES - 0.1%
Pharmacy Services - 0.1%

Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35 (cost $138,028)	149,000	143,226

U.S. CORPORATE BONDS & NOTES - 13.7%
Aerospace/Defense - 0.3%

Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	599,423

Banks-Super Regional - 0.9%

PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(3)	250,000	263,580
US Bancorp Senior Notes 3.00% due 03/15/22	500,000	492,447
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	257,696
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	793,321

Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)	250,000	272,187

		2,079,231

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	578,995

Casino Hotels - 0.5%

Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/18	750,000	780,937
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	282,813

		1,063,750

Casino Services - 0.4%

Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	750,000	828,750

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 7.60% due 05/15/14	250,000	283,079

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15(7)	250,000	225,625

Diversified Banking Institutions - 1.5%

Bank of America Corp. Senior Notes 3.88% due 03/22/17	250,000	251,379
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(3)	750,000	772,185
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,222,042
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	250,000	264,480
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21	500,000	494,958
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	496,772

		3,501,816

Diversified Financial Services - 0.4%

General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	250,000	254,243
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	500,000	541,517

		795,760

Electric-Generation - 0.1%

Edison Mission Energy Senior Notes 7.20% due 05/15/19	500,000	310,000

Electric-Integrated - 0.7%

Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	518,154
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/35	500,000	556,465
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/21	500,000	509,062

		1,583,681

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	606,760

Finance-Investment Banker/Broker - 0.3%

Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	250,000	246,875
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	250,000	242,500
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	250,000	277,500

		766,875

Food-Misc. - 0.2%

Corn Products International, Inc. Senior Notes 4.63% due 11/01/20	500,000	527,386

Gas-Distribution - 0.1%

Sempra Energy Senior Notes 2.30% due 04/01/17	250,000	253,045

Independent Power Producers - 0.5%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	750,000	682,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	250,000	250,625
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	251,875

		1,185,000

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	256,262

Insurance-Property/Casualty - 0.2%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/17	500,000	529,389

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 3.88% due 11/15/21	500,000	511,974
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	500,000	524,837

		1,036,811

Medical-HMO - 0.2%

Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	500,000	540,000

MRI/Medical Diagnostic Imaging - 0.3%

Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16	1,000,000	742,500

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	500,000	570,101

Oil Companies-Exploration & Production - 0.2%

Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/18	500,000	532,500

Oil Companies-Integrated - 0.1%

Phillips 66 Company Guar. Notes 4.30% due 04/01/22*	250,000	254,300

Oil Refining & Marketing - 0.1%

Tesoro Corp. Company Guar. Bonds 6.25% due 11/01/12	250,000	255,000

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/18	500,000	533,750

Pipelines - 1.0%

DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/22	250,000	250,610
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,000,000	1,158,579
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	611,445
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/15	250,000	268,094

		2,288,728

Property Trust - 0.1%

WEA Finance LLC Company Guar. Notes 4.63% due 05/10/21*	250,000	252,898

Real Estate Investment Trusts - 1.9%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/22	250,000	244,723
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20	500,000	557,167
ERP Operating LP
Senior Notes
5.50% due 10/01/12	150,000	153,347
HCP, Inc. Senior Notes 6.00% due 03/01/15	750,000	800,194
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/21	500,000	511,782
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	258,845
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/13	1,000,000	1,034,862
Simon Property Group LP Senior Notes 4.13% due 12/01/21	500,000	524,646
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/22	250,000	242,925

		4,328,491

Rental Auto/Equipment - 0.2%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*	500,000	512,742

Retail-Automobile - 0.1%

Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	270,625

Retail-Regional Department Stores - 0.3%

Neiman Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/15	750,000	780,945

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/13†(4)	125,000	13

Special Purpose Entities - 0.4%

FUEL Trust Sec. Notes 3.98% due 06/15/16*	750,000	760,935
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*(4)	57,943	58,309

		819,244

Steel-Producers - 0.1%

Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	308,267

Steel-Specialty - 0.2%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/21	500,000	541,955

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.
Senior Notes
4.75% due 03/15/42	250,000	242,097

Telecom Services - 0.2%

Qwest Corp. Senior Notes 6.75% due 12/01/21	500,000	558,125

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 4.95% due 01/15/13	250,000	258,482

Transport-Services - 0.1%

United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	257,923

Total U.S. Corporate Bonds & Notes (cost $30,671,228)		31,860,324

FOREIGN CORPORATE BONDS & NOTES - 3.4%
Banks-Commercial - 0.3%

Commonwealth Bank of Australia Senior Notes 2.13% due 03/17/14*	250,000	252,859
ING Bank NV Notes 3.75% due 03/07/17*	250,000	247,618
Westpac Banking Corp. Senior Notes 3.00% due 08/04/15	250,000	258,789

		759,266

Banks-Money Center - 0.2%

Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	250,000	251,878
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	250,000	259,209

		511,087

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/18	500,000	535,000
Seven Seas Cruises S de RL LLC Senior Sec. Notes 9.13% due 05/15/19*	500,000	507,500

		1,042,500

Diversified Banking Institutions - 0.1%

Morgan Stanley Senior Notes 6.00% due 05/13/14	250,000	261,662

Diversified Minerals - 0.2%

Xstrata Canada Financial, Ltd. Company Guar. Notes 4.95% due 11/15/21*	500,000	523,822

Insurance-Reinsurance - 0.2%

Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/20	500,000	516,422

Medical-Drugs - 0.5%

Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	750,000	825,937
Sanofi Senior Notes 1.20% due 09/30/14	250,000	252,721

		1,078,658

Oil Companies-Integrated - 1.1%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	566,164
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	250,000	267,154
Petro-Canada
Senior Notes
4.00% due 07/15/13	1,000,000	1,037,620
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	250,000	269,184
Total Capital SA Company Guar. Notes 3.00% due 06/24/15	250,000	259,538

		2,399,660

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	250,000	249,638

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 5.50% due 03/01/21	500,000	490,738

Total Foreign Corporate Bonds & Notes (cost $7,546,885)		7,833,453

FOREIGN GOVERNMENT AGENCIES - 0.2%
Sovereign - 0.2%

Federal Republic of Brazil Senior Notes 8.00% due 01/15/18 (cost $326,185)	360,667	430,456

U.S. GOVERNMENT AGENCIES - 12.3%
Federal Home Loan Mtg. Corp. - 4.7%

1.00% due 08/27/14	250,000	253,232
3.00% due 02/01/27	299,120	310,231
3.00% due April TBA	500,000	516,953
3.50% due 11/01/41	194,916	199,914
4.00% due 08/01/26	193,696	204,891
4.00% due 10/01/39	168,868	176,737
4.00% due 12/01/40	404,209	423,236
4.00% due 10/01/41	285,223	298,827
4.50% due 07/01/39	639,114	686,861
4.50% due 09/01/39	680,550	722,035
4.50% due 03/01/41	273,988	292,916
5.00% due 08/01/33	487,842	533,651
5.00% due 04/01/35	306,519	330,911
5.00% due 01/01/40	348,836	375,724
5.00% due 06/01/41	168,827	183,599
5.50% due 11/01/17	64,455	69,863
5.50% due 01/01/18	86,039	93,257
5.50% due 11/01/18	182,759	199,634
5.50% due 05/01/31	66,241	72,409
5.50% due 12/01/33	299,830	328,360
5.50% due 09/01/35	370,302	404,090
5.50% due 01/01/36	263,050	288,943
6.00% due 04/01/17	46,375	49,577
6.00% due 05/01/17	82,345	88,032
6.00% due 05/01/31	42,157	47,177
6.00% due 09/01/32	25,624	28,676
6.00% due 01/01/35	645,556	718,948
6.00% due 06/01/38	477,973	531,166
6.50% due 02/01/14	8,702	8,913
6.50% due 01/01/32	150,199	171,059
7.00% due 02/01/15	4,608	4,932
7.00% due 03/01/15	13,336	14,097
7.00% due 06/01/15	4,111	4,409
7.00% due 03/01/16	16,371	17,558
7.00% due 01/01/32	21,501	25,012
7.50% due 12/01/30	56,705	67,907
7.50% due 01/01/31	56,076	67,219
7.50% due 02/01/31	8,237	9,868
8.00% due 08/01/30	12,810	13,393

Federal Home Loan Mtg. Corp. REMIC Series 3805, Class EG 3.50% due 06/15/40(1)	244,508	254,225
Series 3741, Class PI 4.00% due 02/15/35(1)(5)	571,445	53,685
Series 3754, Class MB 4.00% due 01/15/39(1)	300,000	320,596
Series 3924, Class LB 4.00% due 05/15/39(1)	200,000	213,478
Series 3879, Class NW 4.00% due 09/15/40(1)	178,528	187,124
Series 3837, Class JZ 4.00% due 04/15/41(1)	103,728	105,693
Series 3844, Class QE 4.50% due 12/15/40(1)	170,305	185,286
Series 3899, Class PB 4.50% due 07/15/41(1)	300,000	320,774
Series 2808, Class PG 5.50% due 04/15/33(1)	388,154	413,638

		10,888,716

Federal National Mtg. Assoc. - 5.6%

3.50% due 01/01/41	189,694	195,002
3.50% due 03/01/42	299,159	307,530
4.00% due 08/01/40	410,039	430,192
4.00% due 09/01/40	929,668	983,059
4.00% due 01/01/41	891,469	935,283
4.00% due 02/01/41	277,544	291,184
4.00% due 11/01/41	296,107	310,799
4.50% due 05/01/39	375,970	400,005
4.50% due 10/01/39	370,671	394,366
4.50% due 08/01/40	609,343	649,058
4.50% due 09/01/40	400,974	427,108
5.00% due 01/01/18	227,264	246,683
5.00% due 10/01/18	216,216	235,975
5.00% due 08/01/33	286,427	310,127
5.00% due 04/01/34	377,638	408,707
5.00% due 06/01/34	372,724	403,389
5.00% due 08/01/35	267,435	289,187
5.00% due 04/01/39	256,463	281,129
5.00% due 12/01/39	286,061	311,948
5.00% due 05/01/40	246,787	269,119
5.00% due 06/01/40	415,634	456,323
5.50% due 02/01/34	592,636	643,340
5.50% due 04/01/34	202,759	222,473
5.50% due 08/01/34	176,164	191,969
6.00% due 08/01/18	23,518	25,920
6.00% due 05/01/31	26,787	29,925
6.00% due 08/01/31	172,420	192,621
6.00% due 04/01/32	79,209	88,489
6.50% due 06/01/19	19,743	22,116
6.50% due 09/01/24	45,219	50,966
6.50% due 09/01/25	8,122	9,226
6.50% due 11/01/25	14,530	16,544
6.50% due 05/01/26	23,531	26,872
6.50% due 11/01/27	1,198	1,369
6.50% due 07/01/29	101,749	118,153
6.50% due 01/01/32	21,769	24,794
6.50% due 03/01/32	107,614	122,569
6.50% due 04/01/32	179,787	204,773
6.50% due 12/01/32	49,601	56,494
6.50% due 07/01/34	118,763	135,599
6.50% due 10/01/37	198,130	223,498
7.00% due 05/01/15	1,035	1,105
7.00% due 12/01/15	1,021	1,091
7.00% due 01/01/16	10,770	11,508
7.00% due 04/01/16	7,792	8,423
7.00% due 05/01/29	16,993	19,692
7.00% due 09/01/29	7,993	9,256
7.00% due 12/01/29	1,558	1,748
7.00% due 01/01/31	6,451	7,478
7.50% due 11/01/30	28,517	31,929
7.50% due 01/01/31	176,418	198,585
7.50% due 02/01/31	21,236	23,370
7.50% due 03/01/31	16,026	17,701
8.00% due 01/01/16	91,513	98,720
Federal National Mtg. Assoc. REMIC 4.00% due 05/25/28(1)(5)	562,171	42,841
Series 2011-31, Class QA 4.00% due 04/25/41(1)	162,987	166,949
Series 2009-26, Class AI 4.50% due 04/25/24(1)(5)	5,496,382	440,895
Series 2009-19, Class PW 4.50% due 10/25/36(1)	300,000	321,421
Series 2007-84, Class P 5.00% due 08/25/37(1)	212,648	236,068
Series 2002-16, Class TM 7.00% due 04/25/32(1)	266,946	314,902
Series 1993-248, Class SA FRS 7.33% due 08/25/23(1)(6)	51,965	53,834

		12,951,399

Government National Mtg. Assoc. - 2.0%

3.50% due 11/15/41	299,498	312,630
4.00% due 10/15/41	316,426	340,378
4.50% due 10/15/39	275,404	301,775
4.50% due 06/15/41	290,878	317,548
5.00% due 02/15/40	277,718	307,752
5.50% due 07/20/33	320,365	358,615
5.50% due 02/20/34	228,609	255,833
5.50% due 03/20/34	214,486	240,027
6.00% due 05/20/32	82,048	92,789
6.00% due 07/20/33	187,100	212,173
6.50% due 11/15/23	54,187	62,517
6.50% due 12/15/23	147,952	170,510
6.50% due 02/15/24	48,539	55,758
6.50% due 03/20/27	4,737	5,445
6.50% due 04/20/27	21,944	25,214
6.50% due 04/20/34	107,598	123,634
7.00% due 12/15/22	14,184	16,223
7.00% due 05/15/23	3,911	4,491
7.00% due 06/15/23	2,872	3,298
7.00% due 12/15/23	9,235	10,668
7.00% due 04/15/28	12,914	15,256
7.50% due 08/15/30	15,515	16,073
7.50% due 09/15/30	4,918	5,291
7.50% due 11/15/30	35,650	39,568
7.50% due 01/15/31	19,195	22,993
Government National Mtg. Assoc. REMIC Series 2011-126, Class IO VRS 1.65% due 04/16/53(1)(5)	3,984,431	351,267
Series 2009-94, Class KB 3.00% due 09/16/39(1)	220,623	228,933
Series 2011-128, Class BI 4.00% due 09/16/26(1)(5)	1,809,043	205,107
Series 2011-28, Class V 4.00% due 02/20/34(1)	291,146	320,878
Series 2010-165, Class IP 4.00% due 04/20/38(1)(5)	921,487	133,722
Series 2002-70, Class PA 4.50% due 08/20/32(1)	33,706	36,370
Series 2010-107, Class IO

4.50% due 04/20/36(1)(5)	324,999	62,532

		4,655,268

Total U.S. Government Agencies (cost $27,136,103)		28,495,383

U.S. GOVERNMENT TREASURIES - 0.9%
United States Treasury Bonds - 0.5%
3.75% due 08/15/41	250,000	270,274
4.25% due 11/15/40	200,000	235,531
5.50% due 08/15/28	160,000	214,150
6.25% due 08/15/23	300,000	415,500

		1,135,455

United States Treasury Notes - 0.4%
1.75% due 10/31/18	400,000	406,343
1.88% due 02/28/14	130,000	133,778
2.63% due 11/15/20	250,000	262,910
4.25% due 11/15/13	150,000	159,510

		962,541

Total U.S. Government Treasuries (cost $2,071,592)		2,097,996

LOANS(8)(9) - 0.2%
Casino Hotels - 0.2%

CCM Merger, Inc.
7.00% due 03/01/17	236,524	237,707
Station GVR Acquisition LLC 1st Lien 6.25 - 7.00% due 06/17/16	94,134	93,114
Station GVR Acquisition LLC 2nd Lien 10.00% due 06/17/17	200,000	198,833

Total Loans (cost $528,951)		529,654

Total Long-Term Investment Securities (cost $201,660,848)		227,435,183

REPURCHASE AGREEMENT - 2.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/12, to be repurchased 04/02/12 in the amount of $5,188,004 and collateralized by $4,740,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/21 and having approximate value of $5,295,063 (cost $5,188,000)	5,188,000	5,188,000

TOTAL INVESTMENTS (cost $206,848,848)(10)	100.0%	232,623,183
Liabilities in excess of other assets	(0.0)	(11,488)

NET ASSETS	100.0%	$232,611,695

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $8,095,004 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Illiquid security. At March 31, 2012, the aggregate value of these securities was $58,322 representing 0.0% of net assets.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2012.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of March 31, 2012.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2012 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$148,025,433	$—	$—	$148,025,433
Convertible Preferred Stock	60,629	—	—	60,629
Exchange Traded Funds	614,042	—	—	614,042
Preferred Stock	98,964	—	—	98,964
Asset Backed Securities	—	6,961,623	284,000	7,245,623
Convertible Bonds & Notes	—	143,226	—	143,226
U.S. Corporate Bonds & Notes	—	31,860,324	—	31,860,324
Foreign Corporate Bonds & Notes	—	7,833,453	—	7,833,453
Foreign Government Agencies	—	430,456	—	430,456
U.S. Government Agencies	—	28,495,383	—	28,495,383
U.S. Government Treasuries	—	2,097,996	—	2,097,996
Loans	—	529,654	—	529,654
Repurchase Agreement	—	5,188,000	—	5,188,000

Total	$148,779,068	$83,540,115	$284,000	$232,623,183

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.0%
Aerospace/Defense - 1.5%

Boeing Co.	2,130	$158,408
Raytheon Co.	395	20,848

		179,256

Aerospace/Defense-Equipment - 0.6%

BE Aerospace, Inc.†	1,435	66,684

Agricultural Chemicals - 1.0%

Agrium, Inc.	700	60,459
Potash Corp. of Saskatchewan, Inc.	1,275	58,255

		118,714

Applications Software - 3.0%

Microsoft Corp.	11,495	370,714

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	1,300	42,224

Banks-Super Regional - 2.6%

Wells Fargo & Co.	9,160	312,722

Beverages-Non-alcoholic - 1.7%

PepsiCo, Inc.	3,045	202,036

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	1,355	20,555

Cable/Satellite TV - 0.5%

Comcast Corp., Class A	1,825	54,768

Casino Hotels - 0.3%

Las Vegas Sands Corp.	675	38,860

Commercial Services-Finance - 1.0%

Western Union Co.	6,850	120,560

Computer Services - 1.0%

Accenture PLC, Class A	900	58,050
International Business Machines Corp.	310	64,682

		122,732

Computers - 4.2%

Apple, Inc.†	860	515,544

Computers-Integrated Systems - 0.1%

Riverbed Technology, Inc.†	395	11,092

Computers-Memory Devices - 2.8%

EMC Corp.†	9,475	283,113
NetApp, Inc.†	1,430	64,021

		347,134

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	2,780	186,844

Distribution/Wholesale - 1.9%

Arrow Electronics, Inc.†	2,300	96,531
WESCO International, Inc.†	2,115	138,131

		234,662

Diversified Banking Institutions - 3.3%

Citigroup, Inc.	3,395	124,087
Goldman Sachs Group, Inc.	405	50,370
JPMorgan Chase & Co.	5,075	233,349

		407,806

Diversified Manufacturing Operations - 1.5%

General Electric Co.	8,875	178,121

E-Commerce/Products - 1.1%

eBay, Inc.†	3,650	134,649

Electric-Integrated - 0.7%

NextEra Energy, Inc.	1,475	90,093

Engines-Internal Combustion - 0.2%

Cummins, Inc.	200	24,008

Enterprise Software/Service - 1.5%

Oracle Corp.	6,435	187,645

Financial Guarantee Insurance - 1.1%

Assured Guaranty, Ltd.	7,900	130,508

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†	400	25,220

Gold Mining - 1.3%

Barrick Gold Corp.	3,620	157,398

Human Resources - 0.6%

Manpower, Inc.	1,450	68,687

Instruments-Controls - 0.8%

Honeywell International, Inc.	1,505	91,880

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.	340	19,169

Insurance-Life/Health - 2.5%

Aflac, Inc.	6,745	310,203

Investment Management/Advisor Services - 1.9%

Ameriprise Financial, Inc.	2,675	152,823
Waddell & Reed Financial, Inc., Class A	2,500	81,025

		233,848

Machinery-Construction & Mining - 2.2%

Caterpillar, Inc.	760	80,955
Joy Global, Inc.	2,610	191,835

		272,790

Machinery-Farming - 0.7%

Deere & Co.	1,000	80,900

Machinery-Pumps - 1.1%

Flowserve Corp.	1,185	136,879

Medical Instruments - 1.6%

St. Jude Medical, Inc.	4,490	198,952

Medical Products - 0.9%

Covidien PLC	2,050	112,094

Medical-Biomedical/Gene - 0.4%

Amgen, Inc.	695	47,253

Medical-Drugs - 3.4%

AstraZeneca PLC ADR	1,800	80,082
Eli Lilly & Co.	3,230	130,072
Merck & Co., Inc.	5,295	203,328

		413,482

Medical-Generic Drugs - 1.4%

Teva Pharmaceutical Industries, Ltd. ADR	3,685	166,046

Medical-HMO - 3.2%

Cigna Corp.	6,310	310,767
UnitedHealth Group, Inc.	1,400	82,516

		393,283

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	1,945	83,849

Metal Processors & Fabrication - 0.3%

Precision Castparts Corp.	190	32,851

Networking Products - 2.7%

Cisco Systems, Inc.	15,735	332,795

Oil & Gas Drilling - 1.5%

Atwood Oceanics, Inc.†	1,450	65,090
Noble Corp.†	2,985	111,848

		176,938

Oil Companies-Exploration & Production - 3.1%

Apache Corp.	595	59,762
Cobalt International Energy, Inc.†	1,790	53,754
Newfield Exploration Co.†	900	31,212
Whiting Petroleum Corp.†	4,205	228,331

		373,059

Oil Companies-Integrated - 4.9%

BP PLC ADR	2,845	128,025
Exxon Mobil Corp.	5,105	442,757
Petroleo Brasileiro SA ADR	1,215	32,270

		603,052

Oil Field Machinery & Equipment - 0.9%

National Oilwell Varco, Inc.	1,420	112,847

Oil-Field Services - 0.3%

Halliburton Co.	1,000	33,190

Retail-Apparel/Shoe - 0.9%

Buckle, Inc.	1,150	55,085
Guess?, Inc.	430	13,438
Ross Stores, Inc.	800	46,480

		115,003

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	1,025	90,784

Retail-Building Products - 1.3%

Home Depot, Inc.	1,940	97,601
Lowe’s Cos., Inc.	1,850	58,053

		155,654

Retail-Discount - 2.0%

Dollar General Corp.†	1,730	79,926
Wal-Mart Stores, Inc.	2,710	165,852

		245,778

Retail-Drug Store - 1.7%

CVS Caremark Corp.	3,540	158,592
Walgreen Co.	1,550	51,909

		210,501

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	620	34,546

Retail-Restaurants - 1.1%

McDonald’s Corp.	410	40,221
Starbucks Corp.	1,730	96,690

		136,911

Schools - 1.2%

ITT Educational Services, Inc.†	2,215	146,500

Semiconductor Components-Integrated Circuits - 2.4%

Analog Devices, Inc.	1,470	59,388
QUALCOMM, Inc.	3,435	233,649

		293,037

Telecom Equipment-Fiber Optics - 1.1%

Corning, Inc.	3,900	54,912
JDS Uniphase Corp.†	5,640	81,724

		136,636

Telecommunication Equipment - 0.6%

Juniper Networks, Inc.†	3,325	76,076
Nortel Networks Corp.†	147	3

		76,079

Telephone-Integrated - 2.5%

AT&T, Inc.	9,960	311,051

Television - 1.1%

CBS Corp., Class B	3,985	135,131

Tobacco - 2.4%

Philip Morris International, Inc.	3,365	298,173

Toys - 0.4%

Mattel, Inc.	1,330	44,768

Transport-Services - 2.0%

Expeditors International of Washington, Inc.	1,010	46,975
United Parcel Service, Inc., Class B	2,495	201,396

		248,371

Web Portals/ISP - 2.9%

Google, Inc., Class A†	560	359,094

Total Long-Term Investment Securities
(cost $10,319,006)		11,612,613

REPURCHASE AGREEMENTS - 6.7%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$165,000	165,000
BNP Paribas SA Joint Repurchase Agreement(1)	210,000	210,000
Deutsche Bank AG Joint Repurchase Agreement(1)	35,000	35,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	210,000	210,000
UBS Securities LLC Joint Repurchase Agreement(1)	200,000	200,000

Total Repurchase Agreements
(cost $820,000)		820,000

TOTAL INVESTMENTS
(cost $11,139,006)(2)	101.7%	12,432,613
Liabilities in excess of other assets	(1.7)	(206,158)

NET ASSETS	100.0%	$12,226,455

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR  -  American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$11,612,613	$—	$—	$11,612,613
Repurchase Agreements	—	820,000	—	820,000

Total	$11,612,613	$820,000	$—	$12,432,613

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.9%
Aerospace/Defense - 1.4%

Boeing Co.	59,185	$4,401,588
Raytheon Co.	14,151	746,890

		5,148,478

Aerospace/Defense-Equipment - 1.2%

BE Aerospace, Inc.†	95,000	4,414,650

Agricultural Chemicals - 1.2%

Agrium, Inc.	28,800	2,487,456
Potash Corp. of Saskatchewan, Inc.	45,300	2,069,757

		4,557,213

Applications Software - 1.7%

Microsoft Corp.	197,935	6,383,404

Banks-Super Regional - 1.8%

Wells Fargo & Co.	194,315	6,633,914

Beverages-Non-Alcoholic - 1.3%

PepsiCo, Inc.	71,375	4,735,731

Building-Residential/Commercial - 0.7%

D.R. Horton, Inc.	172,900	2,622,893

Cable/Satellite TV - 0.5%

Comcast Corp., Class A	64,995	1,950,500

Casino Hotels - 0.4%

Las Vegas Sands Corp.	24,800	1,427,736

Chemicals-Diversified - 0.5%

Celanese Corp., Series A	42,600	1,967,268

Commercial Services-Finance - 2.1%

Global Payments, Inc.(1)	61,000	2,868,220
Western Union Co.	286,175	5,036,680

		7,904,900

Computer Services - 0.8%

iGate Corp.†	185,400	3,107,304

Computers - 5.0%

Apple, Inc.†	30,960	18,559,591

Computers-Integrated Systems - 0.1%

Riverbed Technology, Inc.†	14,000	393,120

Computers-Memory Devices - 2.6%

EMC Corp.†	185,315	5,537,212
NetApp, Inc.†	91,100	4,078,547

		9,615,759

Cosmetics & Toiletries - 1.7%

Procter & Gamble Co.	93,920	6,312,363

Distribution/Wholesale - 3.0%

Arrow Electronics, Inc.†	101,100	4,243,167
WESCO International, Inc.†	105,100	6,864,081

		11,107,248

Diversified Banking Institutions - 3.2%

Citigroup, Inc.	71,835	2,625,569
Goldman Sachs Group, Inc.	17,415	2,165,904
JPMorgan Chase & Co.	152,895	7,030,112

		11,821,585

Diversified Manufacturing Operations - 0.7%

General Electric Co.	139,230	2,794,346

E-Commerce/Products - 1.1%

eBay, Inc.†	108,435	4,000,167

Electric-Integrated - 0.6%

NextEra Energy, Inc.	37,425	2,285,919

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.	55,400	2,465,854

Engines-Internal Combustion - 0.2%

Cummins, Inc.	7,700	924,308

Enterprise Software/Service - 1.6%

BMC Software, Inc.†	41,700	1,674,672
Oracle Corp.	151,035	4,404,181

		6,078,853

Finance-Credit Card - 0.4%

Discover Financial Services	42,300	1,410,282

Financial Guarantee Insurance - 1.3%

Assured Guaranty, Ltd.	295,883	4,887,987

Footwear & Related Apparel - 0.5%

Deckers Outdoor Corp.†	31,000	1,954,550

Gold Mining - 1.4%

Barrick Gold Corp.	122,570	5,329,344

Human Resources - 0.9%

Manpower, Inc.	72,300	3,424,851

Instruments-Controls - 0.9%

Honeywell International, Inc.	58,305	3,559,520

Instruments-Scientific - 0.8%

Thermo Fisher Scientific, Inc.	13,500	761,130
Waters Corp.†	22,400	2,075,584

		2,836,714

Insurance-Life/Health - 2.8%

Aflac, Inc.	224,891	10,342,737

Investment Management/Advisor Services - 2.7%

Ameriprise Financial, Inc.	107,095	6,118,338
Waddell & Reed Financial, Inc., Class A.	126,600	4,103,106

		10,221,444

Machinery-Construction & Mining - 1.6%

Joy Global, Inc.	83,705	6,152,318

Machinery-Pumps - 1.6%

Flowserve Corp.	51,541	5,953,501

Medical Instruments - 1.9%

St. Jude Medical, Inc.	157,165	6,963,981

Medical Products - 0.9%

Covidien PLC	60,215	3,292,556

Medical-Biomedical/Gene - 0.5%

Amgen, Inc.	29,285	1,991,087

Medical-Drugs - 2.4%

Eli Lilly & Co.	90,240	3,633,965
Merck & Co., Inc.	142,010	5,453,184

		9,087,149

Medical-Generic Drugs - 1.4%

Mylan, Inc.†	127,300	2,985,185
Teva Pharmaceutical Industries, Ltd. ADR	49,520	2,231,371

		5,216,556

Medical-HMO - 2.9%

Cigna Corp.	182,765	9,001,176
Humana, Inc.	18,500	1,710,880

		10,712,056

Medical-Hospitals - 0.4%

Universal Health Services, Inc., Class B	35,800	1,500,378

Medical-Wholesale Drug Distribution - 0.9%

Cardinal Health, Inc.	77,590	3,344,905

Metal Processors & Fabrication - 0.3%

Precision Castparts Corp.	7,500	1,296,750

NetWorking Products - 2.7%

Cisco Systems, Inc.	483,360	10,223,064

Oil & Gas Drilling - 1.7%

Atwood Oceanics, Inc.†	51,258	2,300,972
Noble Corp.†	105,915	3,968,635

		6,269,607

Oil Companies-Exploration & Production - 5.0%

Apache Corp.	47,175	4,738,257
Cobalt International Energy, Inc.†	58,345	1,752,100
Newfield Exploration Co.†	77,300	2,680,764
Ultra Petroleum Corp.†	65,300	1,477,739
Whiting Petroleum Corp.†	148,345	8,055,134

		18,703,994

Oil Companies-Integrated - 3.1%

BP PLC ADR	56,880	2,559,600
Exxon Mobil Corp.	89,030	7,721,572
Petroleo Brasileiro SA ADR	45,190	1,200,246

		11,481,418

Oil Field Machinery & Equipment - 1.2%

Cameron International Corp.†	34,300	1,812,069
National Oilwell Varco, Inc.	35,665	2,834,298

		4,646,367

Retail-Apparel/Shoe - 1.7%

Buckle, Inc.	63,861	3,058,942
Chico’s FAS, Inc.	83,800	1,265,380
Guess?, Inc.	17,100	534,375
Ross Stores, Inc.	23,700	1,376,970

		6,235,667

Retail-Auto Parts - 1.2%

Advance Auto Parts, Inc.	49,400	4,375,358

Retail-Bedding - 0.5%

Bed Bath & Beyond, Inc.†	28,800	1,894,176

Retail-Building Products - 1.1%

Home Depot, Inc.	32,600	1,640,106
Lowe’s Cos., Inc.	76,305	2,394,451

		4,034,557

Retail-Discount - 1.5%

Dollar General Corp.†	53,980	2,493,876
Wal-Mart Stores, Inc.	53,100	3,249,720

		5,743,596

Retail-Drug Store - 1.0%

CVS Caremark Corp.	87,800	3,933,440

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	49,085	2,735,016

Retail-Restaurants - 0.8%

Starbucks Corp.	55,385	3,095,468

Schools - 1.5%

ITT Educational Services, Inc.†	82,867	5,480,824

SemiConductor Components-Integrated Circuits - 2.1%

Analog Devices, Inc.	45,395	1,833,958
QUALCOMM, Inc.	90,415	6,150,028

		7,983,986

Telecom Equipment-Fiber Optics - 0.8%

JDS Uniphase Corp.†	208,900	3,026,961

Telecommunication Equipment - 0.9%

Juniper Networks, Inc.†	148,000	3,386,240

Telephone-Integrated - 1.8%

AT&T, Inc.	219,245	6,847,021

Television - 1.6%

CBS Corp., Class B	182,265	6,180,606

Tobacco - 1.6%

Philip Morris International, Inc.	67,020	5,938,642

Toys - 0.5%

Mattel, Inc.	51,205	1,723,560

Transport-Services - 1.8%

Expeditors International of Washington, Inc.	27,610	1,284,141
United Parcel Service, Inc., Class B	65,900	5,319,448

		6,603,589

Web Portals/ISP - 1.9%

Google, Inc., Class A†	10,920	7,002,341

Wire & Cable Products - 0.6%

Belden, Inc.	63,900	2,422,449

Total Long-Term Investment Securities
(cost $325,221,479)		366,659,717

REPURCHASE AGREEMENTS - 3.1%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$2,320,000	2,320,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,965,000	2,965,000
Deutsche Bank AG Joint Repurchase Agreement(2)	530,000	530,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	2,965,000	2,965,000
UBS Securities LLC Joint Repurchase Agreement(2)	2,595,000	2,595,000

Total Repurchase Agreements
(cost $11,375,000)		11,375,000

TOTAL INVESTMENTS
(cost $336,596,479)(3)	101.0%	378,034,717
Liabilities in excess of other assets	(1.0)	(3,570,433)

NET ASSETS	100.0%	$374,464,284

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 4 for cost of investments on a tax basis.

ADR  -  American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$18,559,591	$—	$—	$18,559,591
Oil Companies-Exploration & Production	18,703,994	—	—	18,703,994
Other Industries*	326,527,912	—	2,868,220	329,396,132
Repurchase Agreements	—	11,375,000	—	11,375,000

Total	$363,791,497	$11,375,000	$2,868,220	$378,034,717

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 101.6%
Apparel Manufacturers - 2.1%

Coach, Inc.	135,660	$10,483,805
Hanesbrands, Inc.†	441,500	13,041,910

		23,525,715

Applications Software - 3.1%

Red Hat, Inc.†	213,180	12,767,350
Salesforce.com, Inc.†	147,430	22,779,409

		35,546,759

Auto-Heavy Duty Trucks - 0.9%

Navistar International Corp.†	246,040	9,952,318

Auto/Truck Parts & Equipment-Original - 1.8%

Allison Transmission Holdings, Inc.†	226,160	5,400,701
WABCO Holdings, Inc.†	247,278	14,955,373

		20,356,074

Building-Residential/Commercial - 1.1%

D.R. Horton, Inc.	374,590	5,682,531
Lennar Corp., Class A	235,790	6,408,772

		12,091,303

Casino Hotels - 1.0%

Las Vegas Sands Corp.	192,810	11,100,072

Coal - 0.7%

Bumi PLC†	241,527	2,420,312
Peabody Energy Corp.	177,600	5,143,296

		7,563,608

Coffee - 0.7%

Green Mountain Coffee Roasters, Inc.†	165,110	7,733,752

Computer Data Security - 0.5%

Fortinet, Inc.†	214,370	5,927,331

Computer Services - 1.6%

Cognizant Technology Solutions Corp., Class A†	218,610	16,822,040
IHS, Inc., Class A†	18,477	1,730,371

		18,552,411

Computers - 9.6%

Apple, Inc.†	182,500	109,403,275

Computers-Integrated Systems - 2.1%

Riverbed Technology, Inc.†	411,490	11,554,639
Teradata Corp.†	191,700	13,064,355

		24,618,994

Computers-Memory Devices - 3.1%

EMC Corp.†	1,186,766	35,460,568

Consumer Products-Misc. - 1.1%

Jarden Corp.	300,240	12,078,655

Diagnostic Equipment - 1.7%

Gen-Probe, Inc.†	290,700	19,305,387

E-Commerce/Products - 5.8%

Amazon.com, Inc.†	153,420	31,069,084
eBay, Inc.†	693,990	25,601,291
Shutterfly, Inc.†	303,130	9,497,063

		66,167,438

E-Commerce/Services - 2.2%

priceline.com, Inc.†	34,688	24,888,640

Electronic Components-Misc. - 1.1%

Jabil Circuit, Inc.	517,380	12,996,586

Electronic Components-Semiconductors - 3.9%

Broadcom Corp., Class A†	310,530	12,203,829
Skyworks Solutions, Inc.†	799,770	22,113,640
Xilinx, Inc.	299,130	10,897,306

		45,214,775

Electronic Design Automation - 1.5%

Cadence Design Systems, Inc.†	1,483,700	17,567,008

Electronic Measurement Instruments - 2.7%

Agilent Technologies, Inc.	366,400	16,308,464
Trimble Navigation, Ltd.†	268,680	14,621,566

		30,930,030

Enterprise Software/Service - 4.3%

Concur Technologies, Inc.†	257,800	14,792,564
MicroStrategy, Inc., Class A†	70,800	9,912,000
Oracle Corp.	851,500	24,829,740

		49,534,304

Entertainment Software - 1.3%

Activision Blizzard, Inc.	1,157,350	14,837,227

Filtration/Separation Products - 1.0%

Pall Corp.	196,880	11,739,954

Footwear & Related Apparel - 1.1%

Deckers Outdoor Corp.†	197,280	12,438,504

Home Furnishings - 1.6%

Tempur-Pedic International, Inc.†	211,121	17,824,946

Instruments-Scientific - 0.5%

Waters Corp.†	62,570	5,797,736

Internet Content-Information/News - 1.6%

LinkedIn Corp., Class A†	178,870	18,242,951

Internet Infrastructure Software - 2.4%

F5 Networks, Inc.†	86,620	11,690,235
TIBCO Software, Inc.†	533,220	16,263,210

		27,953,445

Investment Companies - 0.7%

Justice Holdings, Ltd.†	563,489	7,841,320

Investment Management/Advisor Services - 1.2%

BlackRock, Inc.	64,500	13,216,050

Leisure Products - 0.8%

Brunswick Corp.	343,559	8,846,644

Lighting Products & Systems - 0.4%

Universal Display Corp.†	130,120	4,753,284

Machinery-Pumps - 0.7%

Flowserve Corp.	73,640	8,506,156

Medical Instruments - 2.8%

Edwards Lifesciences Corp.†	259,900	18,902,527
Intuitive Surgical, Inc.†	23,670	12,823,222

		31,725,749

Medical-Biomedical/Gene - 1.5%

Amylin Pharmaceuticals, Inc.†	222,900	5,563,584
Biogen Idec, Inc.†	93,300	11,753,001

		17,316,585

Medical-Drugs - 1.3%

Auxilium Pharmaceuticals, Inc.†	294,060	5,460,694
Elan Corp. PLC ADR†	196,860	2,954,869

Salix Pharmaceuticals, Ltd.†	129,300	6,788,250

		15,203,813

Medical-HMO - 3.0%

Aetna, Inc.	249,580	12,518,933
UnitedHealth Group, Inc.	373,930	22,039,434

		34,558,367

Multimedia - 1.4%

Walt Disney Co.	364,090	15,939,860

Networking Products - 0.3%

Acme Packet, Inc.†	131,400	3,616,128

Oil Companies-Exploration & Production - 5.6%

Anadarko Petroleum Corp.	127,090	9,956,231
Apache Corp.	97,200	9,762,768
Cabot Oil & Gas Corp.	331,900	10,345,323
Chesapeake Energy Corp.	349,800	8,104,866
Cobalt International Energy, Inc.†	224,000	6,726,720
EOG Resources, Inc.	95,480	10,607,828
Newfield Exploration Co.†	245,350	8,508,738

		64,012,474

Pharmacy Services - 2.0%

SXC Health Solutions Corp.†	299,030	22,415,289

Radio - 1.0%

Sirius XM Radio, Inc.†	5,110,490	11,805,232

Real Estate Investment Trusts - 0.4%

Host Hotels & Resorts, Inc.	289,800	4,758,516

Rental Auto/Equipment - 0.7%

Localiza Rent a Car SA	447,200	8,231,351

Retail-Apparel/Shoe - 4.5%

DSW, Inc., Class A	155,000	8,489,350
Express, Inc.†	591,729	14,781,390
PVH Corp.	139,830	12,491,014
Urban Outfitters, Inc.†	319,480	9,300,063
Vera Bradley, Inc.†	211,317	6,379,660

		51,441,477

Retail-Building Products - 1.1%

Lowe’s Cos., Inc.	399,440	12,534,427

Retail-Restaurants - 1.8%

Buffalo Wild Wings, Inc.†	100,281	9,094,484
Starbucks Corp.	213,990	11,959,901

		21,054,385

Retail-Vitamins & Nutrition Supplements - 1.2%

GNC Holdings, Inc., Class A	392,180	13,683,160

Semiconductor Components-Integrated Circuits - 0.9%

Cypress Semiconductor Corp.†	650,830	10,172,473

Telecommunication Equipment - 1.1%

ADTRAN, Inc.	72,900	2,273,751
Juniper Networks, Inc.†	468,750	10,725,000

		12,998,751

Transport-Services - 1.0%

Expeditors International of Washington, Inc.	257,910	11,995,394

Web Hosting/Design - 1.9%

Equinix, Inc.†	140,310	22,091,810

Wireless Equipment - 0.7%

Aruba Networks, Inc.†	339,800	7,570,744

X-Ray Equipment - 1.5%

Hologic, Inc.†	819,630	17,663,027

Total Long-Term Investment Securities
(cost $907,599,974)		1,163,302,232

REPURCHASE AGREEMENTS - 0.8%

Bank of America Securities LLC
Joint Repurchase Agreement(1)	$1,850,000	1,850,000
BNP Paribas SA
Joint Repurchase Agreement(1)	2,370,000	2,370,000
Deutsche Bank AG
Joint Repurchase Agreement(1)	425,000	425,000
Royal Bank of Scotland
Joint Repurchase Agreement(1)	2,370,000	2,370,000
UBS Securities LLC
Joint Repurchase Agreement(1)	2,070,000	2,070,000

Total Repurchase Agreements
(cost $9,085,000)		9,085,000

TOTAL INVESTMENTS
(cost $916,684,974) (2)	102.4%	1,172,387,232
Liabilities in excess of other assets	(2.4)	(26,920,260)

NET ASSETS	100.0%	$1,145,466,972

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR  -  American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$109,403,275	$—	$—	$109,403,275
E-Commerce/ Products	66,167,438	—	—	66,167,438
Oil Companies-Exploration & Production	64,012,474	—	—	64,012,474
Other Industries*	923,719,045	—	—	923,719,045
Repurchase Agreements	—	9,085,000	—	9,085,000

Total	$1,163,302,232	$9,085,000	$—	$1,172,387,232

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.8%
Agricultural Chemicals - 1.2%

Mosaic Co.	55,400	$3,063,066

Building Products-Cement - 1.7%

CRH PLC	201,770	4,130,961

Chemicals-Diversified - 3.1%

LyondellBasell Industries NV, Class A	76,600	3,343,590
Sasol, Ltd. ADR	86,860	4,224,870

		7,568,460

Coal - 6.1%

Alpha Natural Resources, Inc.†	197,500	3,003,975
CONSOL Energy, Inc.	88,080	3,003,528
Mongolian Mining Corp.†	4,415,000	4,195,801
Peabody Energy Corp.	92,200	2,670,112
Walter Energy, Inc.	35,900	2,125,639

		14,999,055

Diversified Minerals - 5.1%

BHP Billiton PLC	277,311	8,460,892
Teck Resources, Ltd., Class B	116,692	4,161,237

		12,622,129

Forestry - 0.0%

Sino-Forest Corp.†(1)(2)	303,100	51,232

Gas-Distribution - 1.6%

Beijing Enterprises Holdings, Ltd.	644,164	3,911,163

Gold Mining - 6.7%

AngloGold Ashanti, Ltd. ADR	59,977	2,214,351
Barrick Gold Corp.	55,500	2,412,076
Cia de Minas Buenaventura SA ADR	100,800	4,063,248
Goldcorp, Inc.	86,000	3,876,445
Kinross Gold Corp.	403,290	3,948,209

		16,514,329

Metal-Aluminum - 1.8%

Alumina, Ltd.	3,433,815	4,392,792

Metal-Copper - 5.0%

First Quantum Minerals, Ltd.	346,000	6,597,744
Freeport-McMoRan Copper & Gold, Inc.	147,800	5,622,312

		12,220,056

Metal-Diversified - 3.6%

Glencore International PLC	647,876	4,035,267
Vedanta Resources PLC	248,640	4,883,755

		8,919,022

Metal-Iron - 1.6%

Fortescue Metals Group, Ltd.	656,503	3,951,023

Oil & Gas Drilling - 1.4%

Noble Corp.†	90,300	3,383,541

Oil Companies-Exploration & Production - 15.4%

Canadian Natural Resources, Ltd.	89,400	2,963,120
Chesapeake Energy Corp.	191,160	4,429,177
Encana Corp.	249,622	4,902,597
EOG Resources, Inc.	46,680	5,186,148
Occidental Petroleum Corp.	29,300	2,790,239
Oil Search, Ltd.	558,176	4,029,959
Pioneer Natural Resources Co.	35,900	4,006,081
Southwestern Energy Co.†	111,100	3,399,660
Ultra Petroleum Corp.†	168,560	3,814,513
Whiting Petroleum Corp.†	44,300	2,405,490

		37,926,984

Oil Companies-Integrated - 25.4%

BG Group PLC	458,070	10,609,256
BP PLC ADR	128,040	5,761,800
Chevron Corp.	89,410	9,588,328
ConocoPhillips	99,500	7,562,995
Imperial Oil, Ltd.	158,900	7,212,471
Marathon Petroleum Corp.	95,100	4,123,536
Petroleo Brasileiro SA ADR	244,730	6,500,029
Statoil ASA ADR	201,120	5,452,363
Suncor Energy, Inc.	171,972	5,618,896

		62,429,674

Oil Field Machinery & Equipment - 3.5%

Cameron International Corp.†	53,500	2,826,405
Dril-Quip, Inc.†	33,500	2,178,170
National Oilwell Varco, Inc.	45,800	3,639,726

		8,644,301

Oil Refining & Marketing - 2.8%

Reliance Industries, Ltd. GDR (LSE)*	79,723	2,323,925
Reliance Industries, Ltd. GDR (OTC)†*	31,487	917,846
Tesoro Corp.†	131,200	3,521,408

		6,763,179

Oil-Field Services - 4.8%

Baker Hughes, Inc.	123,000	5,158,620
Schlumberger, Ltd.	96,800	6,769,224

		11,927,844

Platinum - 1.2%

Anglo American Platinum, Ltd.	43,655	3,038,948

Steel-Producers - 1.8%

ArcelorMittal	231,000	4,419,030

Transport-Marine - 1.0%

Tidewater, Inc.	46,500	2,511,930

Total Common Stock
(cost $244,058,609)		233,388,719

EQUITY CERTIFICATES - 0.9%
Diversified Minerals - 0.9%

Morgan Stanley - NMDC, Ltd.(2)(3) (cost $4,559,621)	687,833	2,173,739

PREFERRED STOCK - 1.3%
Metal-Iron - 1.3%

Vale SA ADR (cost $2,941,299)	140,684	3,192,120

Total Long-Term Investment Securities
(cost $251,559,529)		238,754,578

REPURCHASE AGREEMENTS - 2.0%

Bank of America Securities LLC Joint Repurchase Agreement(4)	$1,015,000	1,015,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,295,000	1,295,000
Deutsche Bank AG Joint Repurchase Agreement(4)	230,000	230,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	1,295,000	1,295,000
UBS Securities LLC Joint Repurchase Agreement(4)	1,145,000	1,145,000

Total Repurchase Agreements
(cost $4,980,000)		4,980,000

TOTAL INVESTMENTS
(cost $256,539,529)(5)	99.0%	243,734,578
Other assets less liabilities	1.0	2,564,579

NET ASSETS	100.0%	$246,299,157

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $3,241,771 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At March 31, 2012, the aggregate value of these securities was $2,224,971 representing 0.9% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Natural Resources Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Morgan Stanley – NMDC, Ltd. Equity Certificates	03/23/10	262,333	1,735,910
	03/30/10	255,300	1,689,856
	03/31/10	170,200	1,133,855

		687,833	4,559,621	$2,173,739	$3.16	0.9%

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

OTC - Over the Counter U.S.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Coal	$14,999,055	$—	$—	$14,999,055
Diversified Minerals	12,622,129	—	—	12,622,129
Gold Mining	16,514,329	—	—	16,514,329
Metal-Copper	12,220,056	—	—	12,220,056
Oil Companies - Exploration & Production	37,926,984	—	—	37,926,984
Oil Companies - Integrated	62,429,674	—	—	62,429,674
Other Industries*	76,625,260	—	51,232	76,676,492
Equity Certificates	—	2,173,739	—	2,173,739
Preferred Stock	3,192,120	—	—	3,192,120
Repurchase Agreements	—	4,980,000	—	4,980,000

Total	$236,529,607	$7,153,739	$51,232	$243,734,578

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 60.7%
Aerospace/Defense - 0.9%

Boeing Co.	2,415	$179,604
Raytheon Co.	650	34,307

		213,911

Aerospace/Defense-Equipment - 0.3%

BE Aerospace, Inc.†	1,650	76,676

Agricultural Chemicals - 0.7%

Agrium, Inc.	850	73,415
Potash Corp. of Saskatchewan, Inc.	1,815	82,927

		156,342

Applications Software - 1.7%

Microsoft Corp.	12,400	399,900

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	1,710	55,541

Banks-Super Regional - 1.5%

Wells Fargo & Co.	10,935	373,321

Beverages-Non-Alcoholic - 1.0%

PepsiCo, Inc.	3,810	252,793

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	1,800	27,306

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	2,635	79,076

Casino Hotels - 0.2%

Las Vegas Sands Corp.	800	46,056

Commercial Services-Finance - 0.6%

Western Union Co.	8,735	153,736

Computer Services - 0.6%

Accenture PLC, Class A	1,125	72,562
International Business Machines Corp.	395	82,417

		154,979

Computers - 3.0%

Apple, Inc.†	1,225	734,351

Computers-Integrated Systems - 0.1%

Riverbed Technology, Inc.†	650	18,252

Computers-Memory Devices - 1.8%

EMC Corp.†	12,460	372,305
NetApp, Inc.†	1,400	62,678

		434,983

Cosmetics & Toiletries - 1.1%

Procter & Gamble Co.	4,015	269,848

Distribution/Wholesale - 1.2%

Arrow Electronics, Inc.†	2,730	114,578
WESCO International, Inc.†	2,665	174,051

		288,629

Diversified Banking Institutions - 2.2%

Citigroup, Inc.	4,545	166,120
Goldman Sachs Group, Inc.	655	81,462
JPMorgan Chase & Co.	6,325	290,824

		538,406

Diversified Manufacturing Operations - 0.7%

General Electric Co.	7,885	158,252

E-Commerce/Products - 0.6%

eBay, Inc.†	4,205	155,122

Electric-Integrated - 0.4%

NextEra Energy, Inc.	1,495	91,315

Engines-Internal Combustion - 0.2%

Cummins, Inc.	350	42,014

Enterprise Software/Service - 1.0%

Oracle Corp.	8,350	243,486

Financial Guarantee Insurance - 0.7%

Assured Guaranty, Ltd.	10,360	171,147

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†	400	25,220

Gold Mining - 0.9%

Barrick Gold Corp.	5,035	218,922

Human Resources - 0.4%

Manpower, Inc.	1,880	89,056

Instruments-Controls - 0.5%

Honeywell International, Inc.	2,070	126,374

Instruments-Scientific - 0.2%

Thermo Fisher Scientific, Inc.	650	36,647

Insurance-Life/Health - 1.6%

Aflac, Inc.	8,560	393,674

Investment Management/Advisor Services - 1.3%

Ameriprise Financial, Inc.	3,560	203,383
Waddell & Reed Financial, Inc., Class A	3,465	112,300

		315,683

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.	860	91,607
Joy Global, Inc.	3,120	229,320

		320,927

Machinery-Farming - 0.4%

Deere & Co.	1,195	96,676

Machinery-Pumps - 0.8%

Flowserve Corp.	1,630	188,281

Medical Instruments - 1.1%

St. Jude Medical, Inc.	6,185	274,057

Medical Products - 0.5%

Covidien PLC	2,195	120,023

Medical-Biomedical/Gene - 0.3%

Amgen, Inc.	1,165	79,208

Medical-Drugs - 2.0%

AstraZeneca PLC ADR	2,165	96,321
Eli Lilly & Co.	3,825	154,033
Merck & Co., Inc.	6,000	230,400

		480,754

Medical-Generic Drugs - 0.9%

Teva Pharmaceutical Industries, Ltd. ADR	4,860	218,992

Medical-HMO - 1.8%

Cigna Corp.	7,040	346,720
UnitedHealth Group, Inc.	1,650	97,251

		443,971

Medical-Wholesale Drug Distribution - 0.5%

Cardinal Health, Inc.	2,685	115,750

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	280	48,412

Networking Products - 1.8%

Cisco Systems, Inc.	20,345	430,297

Oil & Gas Drilling - 1.0%

Atwood Oceanics, Inc.†	1,785	80,129
Noble Corp.†	4,375	163,931

		244,060

Oil Companies-Exploration & Production - 2.1%

Apache Corp.	945	94,916
Cobalt International Energy, Inc.†	2,370	71,171
Newfield Exploration Co.†	1,000	34,680
Whiting Petroleum Corp.†	5,525	300,007

		500,774

Oil Companies-Integrated - 3.1%

BP PLC ADR	4,135	186,075
Exxon Mobil Corp.	5,815	504,335
Petroleo Brasileiro SA ADR	1,800	47,808

		738,218

Oil Field Machinery & Equipment - 0.6%

National Oilwell Varco, Inc.	1,855	147,417

Oil-Field Services - 0.2%

Halliburton Co.	1,200	39,828

Retail-Apparel/Shoe - 0.6%

Buckle, Inc.	1,450	69,455
Guess?, Inc.	640	20,000
Ross Stores, Inc.	950	55,195

		144,650

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	1,255	111,155

Retail-Building Products - 0.8%

Home Depot, Inc.	2,130	107,160
Lowe’s Cos., Inc.	2,900	91,002

		198,162

Retail-Discount - 1.2%

Dollar General Corp.†	2,140	98,868
Wal-Mart Stores, Inc.	3,150	192,780

		291,648

Retail-Drug Store - 1.1%

CVS Caremark Corp.	4,670	209,216
Walgreen Co.	1,985	66,478

		275,694

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	980	54,606

Retail-Restaurants - 0.7%

McDonald’s Corp.	540	52,974
Starbucks Corp.	2,215	123,796

		176,770

Schools - 0.9%

ITT Educational Services, Inc.†	3,150	208,341

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	1,810	73,124
QUALCOMM, Inc.	4,955	337,039

		410,163

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.	5,085	71,597
JDS Uniphase Corp.†	6,735	97,590

		169,187

Telecommunication Equipment - 0.4%

Juniper Networks, Inc.†	3,765	86,143

Telephone-Integrated - 1.5%

AT&T, Inc.	11,715	365,859

Television - 0.8%

CBS Corp., Class B	5,745	194,813

Tobacco - 1.5%

Philip Morris International, Inc.	4,110	364,187

Toys - 0.3%

Mattel, Inc.	2,035	68,498

Transport-Services - 1.2%

Expeditors International of Washington, Inc.	1,095	50,928
United Parcel Service, Inc., Class B	2,850	230,052

		280,980

Web Portals/ISP - 1.9%

Google, Inc., Class A†	720	461,693

Total Common Stock (cost $12,643,335)		14,691,212

U.S. CORPORATE BONDS & NOTES - 4.6%
Airlines - 0.5%

Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	$27,884	30,235
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	55,929
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	24,797	28,145

		114,309

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	36,392

Diversified Banking Institutions - 1.0%

Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	105,037
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	41,621
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	102,125

		248,783

Diversified Financial Services - 0.2%

General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	36,527

Electric-Integrated - 0.2%

Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	35,000	40,667
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds
5.25% due 01/15/18	10,000	11,752

		52,419

Finance-Credit Card - 0.0%

Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	11,176

Food-Misc. - 0.2%

Cargill, Inc. Senior Notes 4.31% due 05/14/21*	53,000	56,234

Insurance-Mutual - 0.4%

Liberty Mutual Insurance Co. Senior Sub. Note 7.88% due 10/15/26*	75,000	89,171

Insurance-Property/Casualty - 0.3%

ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	50,000	67,990

Investment Management/Advisor Services - 0.1%

Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	17,077

Multimedia - 0.1%

News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	28,343

Real Estate Investment Trusts - 0.7%

Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	26,712
HCP, Inc. Senior Notes 6.00% due 01/30/17	15,000	16,669
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	43,925
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	11,564
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	17,330
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	63,265

		179,465

Telephone-Integrated - 0.4%

AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	12,354
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,414
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	22,831
SBC Communications Senior Notes 6.45% due 06/15/34	40,000	47,164

		87,763

Transport-Services - 0.3%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	73,811	84,151

Total U.S. Corporate Bonds & Notes (cost $993,690)		1,109,800

FOREIGN CORPORATE BONDS & NOTES - 0.2%
Steel-Producers - 0.2%

ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	41,515

U.S. GOVERNMENT AGENCIES - 17.4%
Federal Home Loan Mtg. Corp. - 7.5%

4.00% due April TBA	300,000	313,641
4.50% due 02/01/39	498,439	528,823
4.50% due April TBA	60,000	63,619
5.00% due 05/01/38	93,310	100,735
5.00% due 11/01/38	384,571	414,573
5.00% due 02/01/39	114,851	123,794
5.50% due 01/01/38	243,980	265,556

		1,810,741

Federal National Mtg. Assoc. - 6.5%

4.50% due April TBA	1,000,000	1,063,594
5.00% due 03/01/19	181,315	196,837
5.00% due 04/01/19	37,425	40,845
6.00% due April TBA	250,000	275,430

		1,576,706

Government National Mtg. Assoc. - 3.2%

5.00% due 11/15/34	101,263	112,151
5.00% due 11/15/35	167,003	184,855
5.50% due 04/15/34	108,515	121,777
6.50% due 08/15/23	639	732
6.50% due 09/15/23	10,171	11,655
6.50% due 10/15/23	1,177	1,349
6.50% due 11/15/23	65,369	75,179
6.50% due 12/15/23	82,778	95,341
6.50% due 09/15/28	4,576	5,268
6.50% due 11/15/28	14,838	17,323
6.50% due 10/15/31	2,590	3,024
6.50% due 02/15/35	56,052	64,248
7.00% due 01/15/33	8,628	10,294
7.00% due 05/15/33	52,425	61,558

		764,754

Sovereign Agency - 0.2%

Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	24,682
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	24,667

		49,349

Total U.S. Government Agencies (cost $4,037,952)		4,201,550

U.S. GOVERNMENT TREASURIES - 12.2%
United States Treasury Bonds - 2.4%

4.38% due 11/15/39	130,000	156,203
4.38% due 05/15/41	125,000	150,274
4.63% due 02/15/40	210,000	262,270

		568,747

United States Treasury Notes - 9.8%

1.25% due 10/31/15	300,000	305,977
2.00% due 02/15/22	465,000	456,063
2.50% due 03/31/15	175,000	185,172
3.13% due 09/30/13	375,000	390,805
3.13% due 05/15/21	75,000	81,633
3.50% due 05/15/20	60,000	67,491
3.63% due 02/15/20	300,000	340,313

3.88% due 05/15/18	300,000	344,437
4.63% due 02/15/17	175,000	204,914

		2,376,805

Total U.S. Government Treasuries (cost $2,759,137)		2,945,552

MUNICIPAL BONDS & NOTES - 0.5%

Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/13	65,000	66,952
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	55,000	63,022

Total Municipal Bonds & Notes (cost $119,871)		129,974

Total Long-Term Investment Securities (cost $20,593,883)		23,119,603

REPURCHASE AGREEMENTS - 11.6%

Bank of America Securities LLC Joint Repurchase Agreement(1)	570,000	570,000
BNP Paribas SA Joint Repurchase Agreement(1)	730,000	730,000
Deutsche Bank AG Joint Repurchase Agreement(1)	130,000	130,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	730,000	730,000
UBS Securities LLC Joint Repurchase Agreement(1)	640,000	640,000

Total Repurchase Agreements (cost $2,800,000)		2,800,000

TOTAL INVESTMENTS (cost $23,393,883)(2)	107.2%	25,919,603
Liabilities in excess of other assets	(7.2)	(1,734,894)

NET ASSETS	100.0%	$24,184,709

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $145,405 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

STRIPS - Separate trading of registered interest and principal of securities.

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2012	136,685	140,320	3,635
2	Short	U.S. Treasury 5 Year Note	June 2012	246,672	245,078	1,594

						$5,229

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,691,212	$—	$—	$14,691,212
U.S. Corporate Bonds & Notes	—	1,051,420	58,380	1,109,800
Foreign Corporate Bonds & Notes	—	41,515	—	41,515
U.S. Government Agencies	—	4,201,550	—	4,201,550
U.S. Government Treasuries	—	2,945,552	—	2,945,552
Municipal Bonds & Notes	—	129,974	—	129,974
Repurchase Agreements	—	2,800,000	—	2,800,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	5,229	—	—	5,229

Total	$14,696,441	$11,170,011	$58,380	$25,924,832

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCK - 65.3%
Aerospace/Defense - 1.0%

Rolls-Royce Holdings PLC†	17,193	$223,302

Airlines - 0.6%

United Continental Holdings, Inc.†	6,600	141,900

Applications Software - 1.9%

Check Point Software Technologies, Ltd.†	2,700	172,368
Intuit, Inc.	1,100	66,143
Microsoft Corp.	5,600	180,600

		419,111

Auto-Cars/Light Trucks - 1.4%

Dongfeng Motor Group Co., Ltd.	36,000	64,902
Peugeot SA	5,196	83,678
Volvo AB, Class B	12,122	176,632

		325,212

Auto/Truck Parts & Equipment-Original - 0.5%

Tenneco, Inc.†	2,900	107,735

Banks-Super Regional - 0.4%

Wells Fargo & Co.	2,800	95,592

Beverages-Wine/Spirits - 0.7%

Pernod-Ricard SA	1,537	160,712

Building & Construction Products-Misc. - 0.4%

JS Group Corp.	4,300	90,031

Building Products-Cement - 0.4%

CRH PLC	4,283	87,689

Cable/Satellite TV - 0.8%

Liberty Global, Inc., Class A†	3,500	175,280

Casino Hotels - 0.6%

Sands China, Ltd.	37,200	145,149

Chemicals-Specialty - 0.4%

Givaudan SA†	84	80,957

Commercial Services - 0.8%

SGS SA	93	180,911

Commercial Services-Finance - 0.7%

Mastercard, Inc., Class A	400	168,216

Computer Services - 0.3%

Accenture PLC, Class A	1,100	70,950

Computers - 1.9%

Apple, Inc.†	700	419,629

Computers-Memory Devices - 1.0%

EMC Corp.†	7,709	230,345

Cruise Lines - 0.7%

Carnival Corp.	4,600	147,568

Data Processing/Management - 0.6%

Fiserv, Inc.†	2,100	145,719

Diversified Banking Institutions - 1.9%

Bank of America Corp.	7,500	71,775
Citigroup, Inc.	4,400	160,820
UBS AG†	13,400	187,781

		420,376

E-Commerce/Products - 1.1%

Amazon.com, Inc.†	1,215	246,050

E-Commerce/Services - 0.6%

Rakuten, Inc.	134	140,362

Electric-Integrated - 0.2%

Tokyo Electric Power Co., Inc.†	20,100	50,511

Electronic Components-Semiconductors - 0.6%

Cavium, Inc.†	2,100	64,974
Infineon Technologies AG	7,256	74,186

		139,160

Electronics-Military - 0.7%

Safran SA	4,492	165,081

Enterprise Software/Service - 1.6%

MicroStrategy, Inc., Class A†	650	91,000
Oracle Corp.	9,531	277,924

		368,924

Female Health Care Products - 0.4%

Hengan International Group Co., Ltd.	8,000	80,561

Finance-Investment Banker/Broker - 0.2%

CETIP SA - Mercados Organizados	3,350	55,606

Food-Misc. - 1.2%

Danone	4,003	279,219

Food-Retail - 0.7%

Tesco PLC	31,847	168,100

Gas-Distribution - 0.5%

National Grid PLC	11,602	117,005

Hotels/Motels - 0.9%

Marriott International, Inc., Class A	3,200	121,120
Shangri-La Asia, Ltd.	40,944	89,317

		210,437

Industrial Automated/Robotic - 0.9%

FANUC Corp.	1,190	211,057

Insurance-Life/Health - 0.6%

China Pacific Insurance Group Co., Ltd.	46,600	144,921

Insurance-Multi-line - 1.2%

Allianz SE	1,145	136,628
XL Group PLC	6,200	134,478

		271,106

Insurance-Reinsurance - 1.0%

Swiss Re AG†	3,439	219,628

Machinery-Construction & Mining - 0.5%

Joy Global, Inc.	900	66,150
Komatsu, Ltd.	1,900	54,151

		120,301

Medical-Biomedical/Gene - 3.0%

Amylin Pharmaceuticals, Inc.†	1,100	27,456
Biogen Idec, Inc.†	1,200	151,164
Cubist Pharmaceuticals, Inc.†	1,900	82,175
Gilead Sciences, Inc.†	3,700	180,745
Regeneron Pharmaceuticals, Inc.†	1,300	151,606
Seattle Genetics, Inc.†	3,700	75,406

		668,552

Medical-Drugs - 4.0%

Alkermes PLC†	3,900	72,345
Bristol-Myers Squibb Co.	6,200	209,250
Eli Lilly & Co.	4,700	189,269
Merck & Co., Inc.	4,900	188,160

Pfizer, Inc.	11,000	249,260

		908,284

Medical-HMO - 1.6%

UnitedHealth Group, Inc.	4,999	294,641
WellPoint, Inc.	800	59,040

		353,681

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	2,400	210,648

Metal Processors & Fabrication - 1.3%

Assa Abloy AB, Class B	4,085	128,308
SKF AB, Class B	6,718	163,995

		292,303

Multimedia - 0.9%

Walt Disney Co.	4,700	205,766

Oil & Gas Drilling - 0.6%

Ensco PLC ADR	2,600	137,618

Oil Companies-Exploration & Production - 2.9%

Anadarko Petroleum Corp.	3,200	250,688
Chesapeake Energy Corp.	4,001	92,703
Cobalt International Energy, Inc.†	4,100	123,123
Occidental Petroleum Corp.	1,500	142,845
Pioneer Natural Resources Co.	325	36,267

		645,626

Oil Companies-Integrated - 1.7%

BG Group PLC	10,094	233,785
BP PLC	20,601	152,416

		386,201

Oil Refining & Marketing - 0.2%

Valero Energy Corp.	1,300	33,501

Oil-Field Services - 0.8%

Baker Hughes, Inc.	4,150	174,051

Pipelines - 0.9%

Williams Cos., Inc.	6,900	212,589

Power Converter/Supply Equipment - 0.5%

Schneider Electric SA	1,879	122,770

Precious Metals - 0.8%

Umicore SA	3,450	190,055

Real Estate Investment Trusts - 1.8%

Public Storage	1,100	151,987
Unibail-Rodamco SE	1,325	264,985

		416,972

Real Estate Management/Services - 1.3%

BR Malls Participacoes SA	12,000	156,389
CBRE Group, Inc., Class A†	7,100	141,716

		298,105

Real Estate Operations & Development - 1.6%

Daito Trust Construction Co., Ltd.	2,000	179,534
Mitsui Fudosan Co., Ltd.	6,000	114,752
PDG Realty SA Empreendimentos e Participacoes	18,000	62,220

		356,506

Rental Auto/Equipment - 0.5%

Hertz Global Holdings, Inc.†	7,000	105,280

Retail-Apparel/Shoe - 1.2%

Fast Retailing Co., Ltd.	720	164,059
Urban Outfitters, Inc.†	3,700	107,707

		271,766

Retail-Automobile - 0.8%

CarMax, Inc.†	4,900	169,785

Retail-Convenience Store - 0.3%

FamilyMart Co., Ltd.	1,400	59,200

Retail-Drug Store - 0.6%

Walgreen Co.	3,700	123,913

Retail-Restaurants - 0.9%

Dunkin’ Brands Group, Inc.	1,800	54,198
Yum! Brands, Inc.	2,200	156,596

		210,794

Rubber-Tires - 0.6%

Continental AG†	1,521	143,561

Semiconductor Components-Integrated Circuits - 2.3%

Analog Devices, Inc.	5,700	230,280
Maxim Integrated Products, Inc.	2,995	85,627
Taiwan Semiconductor Manufacturing Co., Ltd.	74,000	212,865

		528,772

Telecommunication Equipment - 0.4%

Juniper Networks, Inc.†	3,600	82,368

Therapeutics - 0.2%

Onyx Pharmaceuticals, Inc.†	1,000	37,680

Tobacco - 1.6%

Lorillard, Inc.	1,500	194,220
Philip Morris International, Inc.	2,000	177,220

		371,440

Toys - 0.5%

Hasbro, Inc.	2,800	102,816

Transport-Services - 0.7%

JSL SA	3,300	20,229
Kuehne & Nagel International AG	1,093	147,840

		168,069

Total Common Stock
(cost $13,358,452)		14,813,085

PREFERRED STOCK - 0.2%
Banks-Commercial - 0.2%

Itau Unibanco Holding SA ADR (cost $55,098)	3,100	59,489

EQUITY CERTIFICATES - 0.3%
Telecom Services - 0.3%

Morgan Stanley-Bharti Airtel, Ltd.†*(1)(2) (cost $72,410)	9,115	60,457

ASSET BACKED SECURITIES - 0.1%
Diversified Financial Services - 0.1%

Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(3) (cost $17,422)		$17,521	17,685

FOREIGN CORPORATE BONDS & NOTES - 0.5%
Banks-Special Purpose - 0.5%

Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	105,933

Containers-Metal/Glass - 0.0%

Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(5)		50,000	0

Total Foreign Corporate Bonds & Notes
(cost $104,957)			105,933

FOREIGN GOVERNMENT AGENCIES - 23.3%
Sovereign - 23.3%

Commonwealth of Australia Bonds 5.50% due 12/15/13	AUD	125,000	133,792
Commonwealth of Australia Senior Notes 6.00% due 02/15/17	AUD	180,000	206,612
Federal Republic of Germany Bonds 2.25% due 04/10/15	EUR	55,000	77,509
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	20,000	30,208
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	10,000	19,195
Government of Australia Bonds 5.75% due 05/15/21	AUD	150,000	176,085
Government of Canada Bonds 1.50% due 11/01/13	CAD	35,000	35,269
Government of Canada Bonds 3.75% due 06/01/19	CAD	110,000	124,077
Government of Canada Bonds 4.50% due 06/01/15	CAD	190,000	208,848
Government of Canada Bonds 5.75% due 06/01/33	CAD	85,000	128,017
Government of Canada Bonds 10.25% due 03/15/14	CAD	40,000	47,054
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	10,000	15,542
Government of France Bonds 3.50% due 04/25/20	EUR	20,000	28,434
Government of France Bonds 4.50% due 04/25/41	EUR	10,000	15,311
Government of France Bonds 5.00% due 10/25/16	EUR	55,000	84,400
Government of Japan Bonds 0.60% due 03/20/16	JPY	11,050,000	135,371
Government of Japan Bonds 0.70% due 12/20/13	JPY	7,300,000	89,074
Government of Japan Bonds 1.10% due 03/20/21	JPY	2,550,000	31,399
Government of Japan Bonds 1.30% due 12/20/18	JPY	950,000	12,043
Government of Japan Bonds 2.10% due 12/20/27	JPY	8,300,000	107,928
Government of Japan Bonds 2.20% due 09/20/28	JPY	4,550,000	59,908
Government of Poland Bonds 5.75% due 09/23/22	PLN	475,000	155,473
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	20,000	27,766
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	750,000	156,009
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	430,000	109,128
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	260,000	50,138
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	605,000	166,459
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	16,296
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	490,000	95,454
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	800,000	160,667
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	570,000	110,112
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,005,000	185,913

Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	15,000	19,465
Kingdom of Spain Bonds 4.90% due 07/30/40	EUR	10,000	11,176
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	10,000	13,506
Kingdom of Sweden Bonds 3.00% due 07/12/16	SEK	150,000	24,075
Kingdom of Sweden Bonds 3.50% due 03/30/39	SEK	30,000	5,523
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	885,000	148,175
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,750,000	329,473
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	525,000	88,204
Republic of Poland Bonds 5.00% due 04/25/16	PLN	350,000	113,141
Republic of Poland Bonds 6.25% due 10/24/15	PLN	485,000	163,380
Republic of Singapore Bonds 3.13% due 09/01/22	SGD	230,000	205,185
Republic of Singapore Bonds 3.63% due 07/01/14	SGD	585,000	500,632
Societe Financement de l’Economie Francaise Government Liquidated Guar. Notes 3.38% due 05/05/14*		100,000	104,478
United Mexican States Bonds 7.50% due 06/03/27	MXN	2,754,900	227,957
United Mexican States Bonds 8.00% due 12/17/15	MXN	3,881,400	332,585

Total Foreign Government Agencies
(cost $4,891,106)			5,286,446

FOREIGN GOVERNMENT TREASURIES - 2.7%
Sovereign - 2.7%

Italy Buoni Poliennali Del Tesoro Bonds 3.00% due 04/15/15	EUR	30,000	39,415
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 04/15/13	EUR	20,000	27,192
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	20,000	26,604
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 09/01/40	EUR	25,000	29,391
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/16	GBP	65,000	108,693
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	30,000	49,673
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	10,000	18,295
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	40,000	76,535
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	37,000	72,231
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	45,000	89,096
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	35,000	70,325

Total Foreign Government Treasuries
(cost $554,637)			607,450

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.3%

4.25% due 05/15/39		25,000	29,453
4.50% due 05/15/38		30,000	36,722

			66,175

United States Treasury Notes - 0.4%

0.88% due 12/31/16		50,000	49,738
1.88% due 02/28/14		35,000	36,017

			85,755

Total U.S. Government Treasuries
(cost $146,009)			151,930

Total Long-Term Investment Securities
(cost $19,200,091)			21,102,475

REPURCHASE AGREEMENTS - 5.7%

Bank of America Securities LLC Joint Repurchase Agreement(6)		260,000	260,000
BNP Paribas SA Joint Repurchase Agreement(6)		335,000	335,000
Deutsche Bank AG Joint Repurchase Agreement(6)		60,000	60,000
Royal Bank of Scotland Joint Repurchase Agreement(6)		335,000	335,000
UBS Securities LLC Joint Repurchase Agreement(6)		305,000	305,000

Total Repurchase Agreements
(cost $1,295,000)		1,295,000

TOTAL INVESTMENTS
(cost $20,495,091) (7)	98.8%	22,397,475
Other assets less liabilities	1.2	268,125

NET ASSETS	100.0%	$22,665,600

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $164,935 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At March 31, 2012, the aggregate value of these securities was $60,457 representing 0.3% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Strategic Multi-Asset Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Morgan Stanley-Bharti Airtel, Ltd. Equity Certificates	11/25/2010	2,615	$19,398
	01/28/2011	2,509	18,081
	04/28/2011	3,991	34,931

		9,115	$72,410	$60,457	$6.63	0.3%

(3)	Commercial Mortgage Backed Security
(4)	Denominated in United States dollars unless otherwise indicated.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.

ADR  -   American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
6	Short	CAC 40 Index	April 2012	$209,022	$205,470	$3,552
1	Short	DAX Index	June 2012	174,623	174,025	598
2	Long	E-Mini MSCI EAFE Index	June 2012	154,550	154,160	(390)
3	Long	S&P 500 E-Mini Index	June 2012	209,475	210,488	1,013
2	Long	U.S. Treasury 5 Year Note	June 2012	243,844	245,078	1,234
1	Long	U.S. Treasury 10 Year Note	June 2012	128,656	129,484	828

						$6,835

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	NOK	81,000	USD	14,085	4/27/2012	–	$(126)
	SEK	1,349,000	USD	199,642	4/27/2012	–	(4,063)
	USD	2,261	NOK	13,000	4/27/2012	20	–
	USD	69,556	SEK	470,000	4/27/2012	1,416	–

						1,436	(4,189)

Barclays Bank PLC	CHF	155,000	USD	169,032	4/19/2012	–	(2,705)
	CNY	925,000	USD	147,012	4/19/2012	169	–
	GBP	270,000	USD	412,605	4/19/2012	–	(19,216)
	GBP	324,000	USD	517,883	4/27/2012	–	(275)
	ILS	485,000	USD	128,100	4/19/2012	–	(2,549)
	JPY	7,900,000	USD	103,702	4/19/2012	8,244	–
	MYR	1,560,000	USD	511,727	4/19/2012	3,094	–
	SEK	960,000	USD	143,255	4/19/2012	–	(1,757)
	USD	191,032	EUR	145,000	4/19/2012	2,367	–
	USD	377,556	GBP	240,000	4/19/2012	6,284	–
	USD	24,084	HKD	187,000	4/19/2012	–	(1)
	USD	252,894	ILS	975,000	4/19/2012	9,752	–
	USD	395,138	JPY	30,364,000	4/19/2012	–	(28,242)
	USD	558,641	MYR	1,760,000	4/19/2012	15,200	–
	USD	155,124	SGD	200,000	4/19/2012	3,981	–
	USD	80,195	TWD	2,389,000	4/19/2012	754	–
	USD	5,000	CAD	5,000	4/27/2012	10	–
	USD	13,318	EUR	10,000	4/27/2012	20	–

						49,875	(54,745)

Citibank N.A.	EUR	470,000	USD	595,065	4/19/2012	–	(31,817)
	USD	46,130	RUB	1,486,000	4/19/2012	4,425	–

						4,425	(31,817)

Credit Suisse London Branch	EUR	5,000	USD	6,639	4/27/2012	–	(31)
	NOK	82,000	USD	14,275	4/27/2012	–	(111)
	USD	186,213	EUR	140,000	4/19/2012	517	–
	USD	6,700	JPY	550,000	4/27/2012	–	(54)
	USD	2,263	NOK	13,000	4/27/2012	18	–
	USD	4,517	SEK	30,000	4/27/2012	13	–

						548	(196)

Deutsche Bank AG London	AUD	5,000	USD	5,166	4/27/2012	–	–
	CNY	230,000	USD	35,988	7/20/2012	–	(481)
	CNY	335,000	USD	53,061	1/8/2013	–	(42)
	CNY	650,000	USD	103,792	5/14/2013	780	–
	DKK	2,737,000	USD	487,874	4/27/2012	–	(2,753)
	EUR	5,000	USD	6,671	4/27/2012	1	–
	HKD	940,000	USD	121,189	4/19/2012	133	–
	HKD	705,000	USD	90,834	6/12/2012	22	–
	JPY	600,000	USD	7,238	4/27/2012	–	(12)
	USD	7,987	GBP	5,000	4/27/2012	9	–
	USD	36,474	KRW	41,491,000	4/27/2012	77	–
	USD	198,467	CNY	1,275,000	5/14/2013	3,595	–

						4,617	(3,288)

Goldman Sachs International	NOK	83,000	USD	14,444	4/27/2012	–	(117)
	SEK	770,000	USD	110,732	4/19/2012	–	(5,580)
	SEK	1,347,000	USD	199,123	4/27/2012	–	(4,281)
	USD	150,582	EUR	115,000	4/19/2012	2,804	–
	USD	126,280	ZAR	1,035,000	4/19/2012	8,329	–
	USD	2,436	NOK	14,000	4/27/2012	20	–
	USD	69,479	SEK	470,000	4/27/2012	1,494	–

						12,647	(9,978)

HSBC Bank USA N.A.	ILS	850,000	USD	226,939	4/27/2012	–	(1,941)
	JPY	12,300,000	USD	152,025	4/19/2012	3,400	–
	MXN	7,269,000	USD	567,111	4/27/2012	265	–

						3,665	(1,941)

JPMorgan Chase Bank	AUD	501,000	USD	524,111	4/27/2012	6,558	–
	CNY	1,015,000	USD	165,704	7/20/2012	4,765	–
	CNY	625,000	USD	100,160	5/14/2013	1,110	–
	CNY	623,000	USD	100,464	10/15/2013	1,827	–
	CNY	625,000	USD	101,604	4/23/2014	2,762	–
	EUR	517,000	USD	689,498	4/27/2012	–	(95)
	JPY	8,000,000	USD	101,500	4/19/2012	4,834	–
	JPY	37,701,000	USD	457,387	4/27/2012	1,805	–
	SEK	1,590,000	USD	225,500	4/19/2012	–	(14,676)
	USD	274,168	CNY	1,730,000	4/19/2012	468	–
	USD	91,935	HKD	705,000	6/12/2012	–	(1,123)
	USD	190,893	CNY	1,245,000	7/20/2012	6,516	–
	USD	54,783	CNY	335,000	1/8/2013	–	(1,680)
	USD	98,889	CNY	623,000	10/15/2013	–	(252)
	USD	103,220	CNY	625,000	4/23/2014	–	(4,378)

						30,645	(22,204)

Morgan Stanley and Co., Inc.	NOK	3,031,000	USD	528,099	4/27/2012	–	(3,654)
	SEK	1,350,000	USD	199,586	4/27/2012	–	(4,270)
	USD	85,200	NOK	489,000	4/27/2012	589	–
	USD	69,486	SEK	470,000	4/27/2012	1,487	–

						2,076	(7,924)

Royal Bank of Canada	BRL	84,000	USD	46,141	4/3/2012	125	–
	BRL	280,000	USD	157,694	4/19/2012	4,867	–
	CAD	569,000	USD	572,132	4/27/2012	1,959	–
	USD	48,775	BRL	84,000	4/3/2012	–	(2,759)
	USD	576,554	CAD	592,000	4/19/2012	16,760	–
	USD	8,778	MXN	120,000	4/19/2012	587	–
	USD	15,541	JPY	1,276,000	4/27/2012	–	(122)
	USD	45,844	BRL	84,000	5/3/2012	–	(142)

						24,298	(3,023)

Royal Bank of Scotland PLC	CHF	167,000	USD	175,463	4/19/2012	–	(9,571)

Standard Chartered Bank	USD	50,047	INR	2,640,000	4/19/2012	1,589	–
	USD	253,236	KRW	294,640,000	4/19/2012	6,482	–

						8,071	–

UBS AG	EUR	5,000	USD	6,579	4/27/2012	–	(90)
	PLN	1,378,000	USD	434,289	4/27/2012	–	(7,837)
	USD	7,935	GBP	5,000	4/27/2012	61	–

						61	(7,927)

Westpac Banking Corp.	SGD	894,000	USD	711,041	4/27/2012	–	(160)
	USD	384,626	AUD	378,000	4/19/2012	6,217	–
	USD	197,469	GBP	125,000	4/19/2012	2,449	–
	USD	22,680	EUR	17,000	4/27/2012	–	(5)
	USD	7,953	SGD	10,000	4/27/2012	3	–

						8,669	(165)

Net Unrealized Appreciation (Depreciation)						$151,033	$(156,968)

Currency Legend

AUD - Australian Dollar	HKD - Hong Kong Dollar	PLN - Polish Zloty
BRL - Brazilian Real	ILS - Israeli Shekel	RUB - Russian Ruble
CAD - Canadian Dollar	INR - Indian Rupee	SEK - Swedish Krona
CHF - Swiss Franc	JPY - Japanese Yen	SGD - Singapore Dollar
CNY - Yuan (Chinese) Renminbi	KRW - South Korean Won	TWD - Taiwan Dollar
DKK - Danish Krone	MXN - Mexican Peso	USD - United States Dollar
EUR - Euro	NOK - Norwegian Krone	ZAR - South African Rand
GBP - British Pound Sterling	MYR - Malaysian Ringgit

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,813,085	$—	$—	$14,813,085
Preferred Stock	59,489	—	—	59,489
Equity Certificates	—	60,457	—	60,457
Asset Backed Securities	—	17,685	—	17,685
Foreign Corporate Bonds & Notes	—	105,933	0	105,933
Foreign Government Agencies	—	5,286,446	—	5,286,446
Foreign Government Treasuries	—	607,450	—	607,450
U.S. Government Treasuries	—	151,930	—	151,930
Repurchase Agreements	—	1,295,000	—	1,295,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	7,225	—	—	7,225
Open Forward Foreign Currency Contracts - Appreciation	—	151,033	—	151,033

Total	$14,879,799	$7,675,934	$0	$22,555,733

Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	390	—	—	390
Open Forward Foreign Currency Contracts - Depreciation	—	156,968	—	156,968

Total	$390	$156,968	$0	$157,358

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - March 31, 2012 (unaudited)

Note 1. Security Valuations

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of March 31, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If such a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolios’ shares, and the Portfolios may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolios determine that closing prices do not reflect the fair value of the securities, the Portfolios will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what is believed to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and, when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolios if acquired within 60 days of maturity or, if already held by the Portfolios on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies generally are categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“Forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market and are generally categorized as Level 1 or Level 2

Securities for which market quotations are not readily available and securities for which a development/significant event occurs that may significantly impact the value of the security are valued as determined in good faith pursuant to procedures adopted by the Board and are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	17.53%	$20,575,000
Growth and Income	0.14	165,000
Growth	1.98	2,320,000
Capital Appreciation	1.58	1,850,000
Natural Resources	0.86	1,015,000
Multi-Asset	0.49	570,000
Strategic Multi-Asset	0.22	260,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 30, 2012, bearing interest at a rate of 0.02% per annum, with a principal amount of $117,360,000, a repurchase price of $117,360,196, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.13%	5/15/2015	$108,019,000	$121,612,111

As of March 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	17.53%	$26,325,000
Growth and Income	0.14	210,000
Growth	1.97	2,965,000
Capital Appreciation	1.58	2,370,000
Natural Resources	0.86	1,295,000
Multi-Asset	0.49	730,000
Strategic Multi-Asset	0.22	335,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 30, 2012, bearing interest at a rate of 0.04% per annum, with a principal amount of $150,150,000, a repurchase price of $150,150,501, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	5.38%	2/15/2031	$112,190,700	$153,096,551

As of March 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	17.56%	$4,740,000
Growth and Income	0.13	35,000
Growth	1.96	530,000
Capital Appreciation	1.57	425,000
Natural Resources	0.85	230,000
Multi-Asset	0.48	130,000
Strategic Multi-Asset	0.22	60,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 30, 2012, bearing interest at a rate of 0.04% per annum, with a principal amount of $26,995,000, a repurchase price of $26,995,090, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.25%	8/15/2013	$26,196,000	$27,762,259

As of March 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	17.53%	$26,325,000
Growth and Income	0.14	210,000
Growth	1.97	2,965,000
Capital Appreciation	1.58	2,370,000
Natural Resources	0.86	1,295,000
Multi-Asset	0.49	730,000
Strategic Multi-Asset	0.22	335,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated March 30, 2012, bearing interest at a rate of 0.05% per annum, with a principal amount of $150,150,000, a repurchase price of $150,150,626, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.38%	8/15/2012	$149,877,000	$153,087,365

As of March 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	17.50%	$22,900,000
Growth and Income	0.15	200,000
Growth	1.98	2,595,000
Capital Appreciation	1.58	2,070,000
Natural Resources	0.88	1,145,000
Multi-Asset	0.49	640,000
Strategic Multi-Asset	0.23	305,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated March 30, 2012, bearing interest at a rate of 0.05% per annum, with a principal amount of $130,820,000, a repurchase price of $130,820,545, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	2/28/2014	$129,753,300	$133,744,512

Note 3. Derivative Instruments

The following tables present the value of derivatives held as of March 31, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of March 31, 2012, please refer to the Portfolio of Investments.

Government Quality Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)	$–	$–

	$–	$–

(1)	The Fund’s derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $2,634,896

	Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$250	$–
Interest rate contracts
Futures contracts (variation margin)(3)(4)	500	–

	$750	$–

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,163,425
(3)	The average value outstanding for interest rate futures contracts was $2,741,747
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $5,229 as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(5)	$–	$3,699
Interest rate contracts
Futures contracts (variation margin)(3)(5)	–	672
Foreign exchange contracts(4)	151,033	156,968

	$151,033	$161,339

(1)	The Portfolio’s derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,326,506
(3)	The average value outstanding for interest rate futures contracts was $2,406,700
(4)	The average value outstanding for forward foreign currency contracts was $15,157,859
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $6,835 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended March 31, 2012, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of March 31, 2012, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended March 31, 2012, the Government and Quality Bond, Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity or bond markets and to manage duration and yield curve positioning. As of March 31, 2012, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Portfolios since the futures contracts are generally exchange-traded.

Note 4. Federal Income Taxes

As of March 31, 2012, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$46,461,788	$(525,414)	$45,936,374	$1,282,010,863
Asset Allocation	28,515,440	(4,072,782)	24,442,658	208,180,525
Growth and Income	1,167,276	(111,440)	1,055,836	11,376,777
Growth	38,085,948	(5,690,034)	32,395,914	345,638,803
Capital Appreciation	290,035,876	(38,416,353)	251,619,523	920,767,709
Natural Resources	12,709,226	(28,600,255)	(15,891,029)	259,625,607
Multi-Asset	2,203,741	(160,977)	2,042,764	23,876,839
Strategic Multi-Asset	1,832,674	(167,055)	1,665,619	20,731,856

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 30, 2012

BY:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	May 30, 2012